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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: July 31

Date of reporting period: April 30, 2017

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Large Cap Growth Fund, April 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.5%
Issuer	Shares	Value ($)
Consumer Discretionary 18.9%
Hotels, Restaurants & Leisure 3.8%
Norwegian Cruise Line Holdings Ltd.(a)	568,850	30,678,081
Starbucks Corp.	727,700	43,705,662
Yum China Holdings, Inc.(a)	552,770	18,860,512
Yum! Brands, Inc.	552,770	36,344,627
Total		129,588,882
Household Durables 2.2%
Mohawk Industries, Inc.(a)	129,800	30,475,742
Newell Brands, Inc.	886,902	42,340,702
Total		72,816,444
Internet & Direct Marketing Retail 6.0%
Amazon.com, Inc.(a)	141,705	131,075,708
Expedia, Inc.	187,951	25,132,808
Priceline Group, Inc. (The)(a)	25,194	46,528,783
Total		202,737,299
Media 4.3%
Comcast Corp., Class A	2,667,346	104,533,290
DISH Network Corp., Class A(a)	626,148	40,348,977
Total		144,882,267
Multiline Retail 0.9%
Dollar General Corp.	427,912	31,113,482
Specialty Retail 1.7%
TJX Companies, Inc. (The)	711,121	55,922,555
Total Consumer Discretionary		637,060,929
Consumer Staples 7.6%
Beverages 3.4%
Molson Coors Brewing Co., Class B	302,000	28,958,780
PepsiCo, Inc.	756,991	85,751,941
Total		114,710,721
Food & Staples Retailing 2.8%
Costco Wholesale Corp.	267,400	47,468,848
SYSCO Corp.	871,628	46,082,972
Total		93,551,820
Tobacco 1.4%
Philip Morris International, Inc.	439,142	48,674,499
Total Consumer Staples		256,937,040
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 1.2%
Oil, Gas & Consumable Fuels 1.2%
Cimarex Energy Co.	140,600	16,405,208
Hess Corp.	489,040	23,879,823
Total		40,285,031
Total Energy		40,285,031
Financials 4.2%
Capital Markets 4.2%
Bank of New York Mellon Corp. (The)	1,054,270	49,613,946
BlackRock, Inc.	71,839	27,627,124
Charles Schwab Corp. (The)	395,100	15,349,635
Goldman Sachs Group, Inc. (The)	219,781	49,186,988
Total		141,777,693
Total Financials		141,777,693
Health Care 15.6%
Biotechnology 8.9%
AbbVie, Inc.	744,726	49,107,232
ACADIA Pharmaceuticals, Inc.(a)	179,700	6,169,101
Alexion Pharmaceuticals, Inc.(a)	307,334	39,271,139
Biogen, Inc.(a)	179,470	48,674,059
BioMarin Pharmaceutical, Inc.(a)	271,880	26,056,979
Celgene Corp.(a)	428,713	53,181,848
Clovis Oncology, Inc.(a)	108,100	6,257,909
Intercept Pharmaceuticals, Inc.(a)	118,900	13,358,415
TESARO, Inc.(a)	67,300	9,932,807
Vertex Pharmaceuticals, Inc.(a)	400,265	47,351,349
Total		299,360,838
Health Care Equipment & Supplies 3.7%
Edwards Lifesciences Corp.(a)	444,467	48,744,696
Medtronic PLC	476,300	39,575,767
Zimmer Biomet Holdings, Inc.	308,273	36,884,864
Total		125,205,327
Health Care Providers & Services 1.2%
Aetna, Inc.	309,442	41,796,331

Columbia Large Cap Growth Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Large Cap Growth Fund, April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 1.8%
Illumina, Inc.(a)	111,400	20,593,404
Thermo Fisher Scientific, Inc.	253,148	41,852,959
Total		62,446,363
Total Health Care		528,808,859
Industrials 9.5%
Aerospace & Defense 0.6%
L-3 Communications Corp.	127,100	21,831,967
Air Freight & Logistics 1.9%
FedEx Corp.	334,250	63,407,225
Airlines 1.2%
Alaska Air Group, Inc.	486,000	41,353,740
Commercial Services & Supplies 0.7%
Stericycle, Inc.(a)	299,300	25,542,262
Electrical Equipment 0.7%
Sensata Technologies Holding NV(a)	550,100	22,653,118
Machinery 2.6%
Cummins, Inc.	185,100	27,938,994
Stanley Black & Decker, Inc.	198,090	26,969,953
Xylem, Inc.	611,800	31,452,638
Total		86,361,585
Professional Services 0.8%
Nielsen Holdings PLC	678,045	27,887,991
Road & Rail 1.0%
Kansas City Southern	364,951	32,871,137
Total Industrials		321,909,025
Information Technology 36.2%
Internet Software & Services 11.3%
Alibaba Group Holding Ltd., ADR(a)	366,842	42,370,251
Alphabet, Inc., Class A(a)	124,719	115,305,210
Alphabet, Inc., Class C(a)	106,073	96,097,895
Facebook, Inc., Class A(a)	839,973	126,205,943
Total		379,979,299
IT Services 3.9%
Leidos Holdings, Inc.	402,600	21,200,916
Visa, Inc., Class A	1,196,326	109,128,858
Total		130,329,774
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 7.1%
Broadcom Ltd.	289,031	63,820,935
Lam Research Corp.	348,200	50,436,770
Micron Technology, Inc.(a)	1,102,600	30,508,942
NVIDIA Corp.	487,660	50,862,938
NXP Semiconductors NV(a)	230,882	24,415,772
ON Semiconductor Corp.(a)	1,428,100	20,250,458
Total		240,295,815
Software 9.1%
Electronic Arts, Inc.(a)	821,705	77,914,068
Microsoft Corp.	2,285,738	156,481,623
Salesforce.com, Inc.(a)	497,405	42,836,519
ServiceNow, Inc.(a)	325,167	30,721,778
Total		307,953,988
Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc.	1,135,762	163,152,211
Total Information Technology		1,221,711,087
Materials 1.5%
Chemicals 1.5%
Eastman Chemical Co.	636,959	50,797,481
Total Materials		50,797,481
Real Estate 2.8%
Equity Real Estate Investment Trusts (REITS) 2.8%
American Tower Corp.	349,900	44,066,406
Equinix, Inc.	119,400	49,873,380
Total		93,939,786
Total Real Estate		93,939,786
Total Common Stocks (Cost $2,240,899,308)		3,293,226,931

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.869%(b),(c)	72,682,301	72,682,301
Total Money Market Funds (Cost $72,682,967)		72,682,301
Total Investments (Cost: $2,313,582,275)		3,365,909,232
Other Assets & Liabilities, Net		12,221,877
Net Assets		3,378,131,109

2	Columbia Large Cap Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Large Cap Growth Fund, April 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at April 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.869%	112,336,461	594,535,383	(634,189,543)	72,682,301	2,672	316,940	72,682,301
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At April 30, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,313,582,000	1,089,766,000	(37,439,000)	1,052,327,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
Columbia Large Cap Growth Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Large Cap Growth Fund, April 30, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	637,060,929	—	—	—	637,060,929
Consumer Staples	256,937,040	—	—	—	256,937,040
Energy	40,285,031	—	—	—	40,285,031
Financials	141,777,693	—	—	—	141,777,693
Health Care	528,808,859	—	—	—	528,808,859
Industrials	321,909,025	—	—	—	321,909,025
Information Technology	1,221,711,087	—	—	—	1,221,711,087
Materials	50,797,481	—	—	—	50,797,481
Real Estate	93,939,786	—	—	—	93,939,786
Total Common Stocks	3,293,226,931	—	—	—	3,293,226,931
Money Market Funds	—	—	—	72,682,301	72,682,301
Total Investments	3,293,226,931	—	—	72,682,301	3,365,909,232
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Large Cap Growth Fund | Quarterly Report 2017

Portfolio of Investments
Columbia AMT-Free Oregon Intermediate Muni Bond Fund, April 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Municipal Bonds 96.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 3.0%
Port of Portland
Refunding Revenue Bonds
Portland International Airport Series 2015-23
07/01/28	5.000%	1,240,000	1,469,908
Portland International Airport Series 2015-23
07/01/31	5.000%	1,750,000	2,032,275
Portland International Airport Series 2015-23
07/01/32	5.000%	2,000,000	2,306,800
Revenue Bonds
Passenger Facility Charge Series 2011
07/01/27	5.500%	6,635,000	7,526,346
Total			13,335,329
Charter Schools 0.2%
Oregon State Facilities Authority(a)
Revenue Bonds
Redmond Proficiency Academy Project Series 2015
06/15/25	4.750%	200,000	206,388
Redmond Proficiency Academy Project Series 2015
06/15/35	5.500%	540,000	554,197
Total			760,585
Higher Education 4.9%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project Series 2014
05/01/34	5.250%	1,000,000	1,073,100
Campus Improvement Pacific University Project Series 2015
05/01/30	5.000%	550,000	611,787
Oak Tree Foundation Project Series 2017
03/01/24	5.000%	250,000	281,862
Oak Tree Foundation Project Series 2017
03/01/25	5.000%	200,000	225,820
Oregon Health & Science University(b)
Revenue Bonds
Capital Appreciation-Independent School District Series 1996A (NPFGC)
07/01/21	0.000%	9,000,000	8,000,370
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oregon Health & Science University
Revenue Bonds
Series 2012A
07/01/18	5.000%	1,000,000	1,046,230
Series 2012E
07/01/32	5.000%	7,000,000	7,815,500
Oregon State Facilities Authority
Refunding Revenue Bonds
University of Portland Series 2015A
04/01/30	5.000%	500,000	571,765
University Portland Series 2015A
04/01/31	5.000%	530,000	605,064
Revenue Bonds
Linfield College Project Series 2015A
10/01/24	5.000%	1,390,000	1,593,691
Total			21,825,189
Hospital 11.1%
Astoria Hospital Facilities Authority
Refunding Revenue Bonds
Columbia Memorial Hospital Series 2012
08/01/18	4.000%	745,000	765,204
Columbia Memorial Hospital Series 2012
08/01/19	4.000%	855,000	894,450
Columbia Memorial Hospital Series 2012
08/01/20	4.000%	915,000	969,991
Columbia Memorial Hospital Series 2012
08/01/21	4.000%	725,000	776,069
Columbia Memorial Hospital Series 2012
08/01/26	5.000%	1,200,000	1,314,876
Columbia Memorial Hospital Series 2012
08/01/27	5.000%	1,260,000	1,373,312
Columbia Memorial Hospital Series 2012
08/01/31	5.000%	2,860,000	3,058,598
Deschutes County Hospital Facilities Authority
Refunding Revenue Bonds
St. Charles Health System Series 2016
01/01/33	4.000%	500,000	517,410

Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia AMT-Free Oregon Intermediate Muni Bond Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital Facilities Authority of Multnomah County
Revenue Bonds
Adventist Health West Series 2009A
09/01/21	5.000%	3,685,000	4,001,026
Klamath Falls Intercommunity Hospital Authority
Refunding Revenue Bonds
Sky Lakes Medical Center Project Series 2012
09/01/18	5.000%	1,195,000	1,255,610
Sky Lakes Medical Center Project Series 2012
09/01/19	5.000%	1,255,000	1,360,709
Sky Lakes Medical Center Project Series 2012
09/01/22	5.000%	500,000	577,995
Sky Lakes Medical Center Project Series 2016
09/01/28	5.000%	265,000	311,189
Sky Lakes Medical Center Project Series 2016
09/01/30	5.000%	430,000	496,057
Sky Lakes Medical Center Project Series 2016
09/01/31	5.000%	200,000	229,384
Sky Lakes Medical Center Project Series 2016
09/01/32	5.000%	270,000	308,030
Oregon Health & Science University
Refunding Revenue Bonds
Series 2016B
07/01/34	5.000%	4,000,000	4,588,920
Oregon State Facilities Authority
Refunding Revenue Bonds
Legacy Health Project Series 2011A
05/01/20	5.250%	5,000,000	5,576,650
Legacy Health Project Series 2016A
06/01/33	5.000%	1,600,000	1,831,024
Legacy Health Project Series 2016A
06/01/34	5.000%	3,185,000	3,628,670
PeaceHealth Project Series 2009A
11/01/19	5.000%	3,695,000	4,036,381
PeaceHealth Project Series 2014A
11/15/29	5.000%	1,600,000	1,843,440
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Samaritan Health Services Series 2010A
10/01/22	5.000%	3,450,000	3,773,541
Samaritan Health Services Project Series 2016
10/01/31	5.000%	2,430,000	2,697,762
Salem Hospital Facility Authority
Refunding Revenue Bonds
Salem Health Project Series 2016A
05/15/30	5.000%	1,000,000	1,149,960
Salem Health Project Series 2016A
05/15/31	5.000%	1,025,000	1,171,524
Salem Health Projects Series 2016A
05/15/29	5.000%	1,000,000	1,162,090
Total			49,669,872
Independent Power 1.4%
Western Generation Agency
Revenue Bonds
Wauna Cogeneration Project Series 2006A
01/01/20	5.000%	3,235,000	3,236,553
Wauna Cogeneration Project Series 2006A
01/01/21	5.000%	3,000,000	3,003,180
Total			6,239,733
Investor Owned 0.9%
Port of Morrow
Refunding Revenue Bonds
Portland General Electric Series 1998A
05/01/33	5.000%	3,750,000	4,146,938
Local General Obligation 35.7%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis
Unlimited General Obligation Refunding Bonds
Series 2007 (AGM)
06/15/20	5.000%	5,000,000	5,576,450
Blue Mountain Community College District
Unlimited General Obligation Bonds
Series 2015
06/15/29	4.000%	1,000,000	1,091,880
Boardman Park & Recreation District
Unlimited General Obligation Bonds
Series 2015
06/15/35	5.250%	3,400,000	3,653,980

2	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Oregon Intermediate Muni Bond Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Canyonville South Umpqua Rural Fire Protection District
Unlimited General Obligation Bonds
Series 2001
07/01/31	5.400%	610,000	610,586
Central Oregon Community College
Limited General Obligation Bonds
Series 2014
06/01/29	5.000%	500,000	576,230
Unlimited General Obligation Bonds
Series 2010
06/15/24	4.750%	2,580,000	2,849,326
Chemeketa Community College
Unlimited General Obligation Refunding Bonds
Series 2014
06/15/26	5.000%	1,100,000	1,302,939
Chemeketa Community College District
Unlimited General Obligation Refunding Bonds
Series 2015
06/15/26	4.000%	1,745,000	1,960,944
City of Hillsboro
Limited General Obligation Refunding Bonds
Series 2012
06/01/25	4.000%	1,875,000	2,048,850
City of Lebanon
Unlimited General Obligation Refunding Bonds
Series 2015
06/01/26	5.000%	1,675,000	1,977,672
Series 2015
06/01/27	5.000%	1,715,000	2,008,248
City of Madras
Unlimited General Obligation Refunding Bonds
Series 2013
02/15/24	4.000%	745,000	800,935
Series 2013
02/15/27	4.500%	500,000	539,065
City of Portland
Limited General Obligation Bonds
Limited Tax Sellwood Bridge Project Series 2014
06/01/24	5.000%	1,985,000	2,395,816
Limited Tax General Obligation Refunding Bonds
Series 2011A
06/01/23	5.000%	6,140,000	6,982,224
Unlimited General Obligation Refunding Bonds
Public Safety Projects and Emergency Facilities Series 2014
06/15/24	5.000%	1,885,000	2,284,884
City of Portland(b)
Limited Tax General Obligation Bonds
Series 2001B
06/01/18	0.000%	4,000,000	3,953,320
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2001B
06/01/19	0.000%	4,000,000	3,893,320
Series 2001B
06/01/20	0.000%	4,000,000	3,811,400
City of Redmond
Limited General Obligation Bonds
Series 2014A
06/01/27	5.000%	685,000	791,833
City of Salem
Limited General Obligation Bonds
Series 2009
06/01/26	5.000%	3,315,000	3,569,260
Unlimited General Obligation Bonds
Series 2009
06/01/19	5.000%	2,025,000	2,189,086
Series 2009
06/01/20	5.000%	880,000	950,347
City of Sisters
Limited General Obligation Refunding Bonds
Series 2016
12/01/35	4.000%	620,000	655,551
Clackamas County School District No. 108 Estacada
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
06/15/25	5.500%	2,485,000	3,133,461
Clackamas County School District No. 12 North Clackamas
Unlimited General Obligation Bonds
Series 2017B
06/15/33	5.000%	3,500,000	4,151,210
Unlimited General Obligation Refunding Bonds
Series 2014
06/15/29	5.000%	1,500,000	1,757,190
Unlimited General Obligation Refunding Notes
Series 2016
06/15/32	4.000%	2,000,000	2,166,960
Clackamas County School District No. 46 Oregon Trail
Unlimited General Obligation Bonds
Series 2009A
06/15/25	5.000%	4,350,000	4,700,871
Series 2009A
06/15/26	5.000%	3,000,000	3,239,340
Clackamas County School District No. 62
Limited General Obligation Refunding Bonds
Series 2014
06/01/34	5.000%	1,770,000	2,006,667
Columbia Gorge Community College District
Unlimited General Obligation Refunding Bonds
Series 2012
06/15/18	3.000%	810,000	827,294

Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia AMT-Free Oregon Intermediate Muni Bond Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2012
06/15/19	2.500%	1,010,000	1,039,138
County of Lane
Limited General Obligation Bonds
Series 2009A
11/01/24	5.000%	1,000,000	1,094,790
Series 2009A
11/01/25	5.000%	1,140,000	1,244,059
Deschutes & Jefferson Counties School District No. 2J Redmond(b)
Unlimited General Obligation Bonds
Series 2004B (NPFGC)
06/15/22	0.000%	2,335,000	2,123,636
Jackson County School District No. 549C Medford
Unlimited General Obligation Refunding Bonds
Series 2015
12/15/23	5.000%	1,000,000	1,204,390
Jackson County School District No. 9 Eagle Point
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/20	5.500%	1,000,000	1,127,630
Series 2005 (NPFGC)
06/15/21	5.500%	1,410,000	1,636,657
Jefferson County School District No. 509J
Unlimited General Obligation Bonds
Madras Series 2013B
06/15/28	5.000%	2,095,000	2,435,940
Klamath Falls City Schools
Unlimited General Obligation Refunding Bonds
Series 2015A
06/15/28	4.000%	500,000	544,210
Lane & Douglas Counties School District No. 45J3(b)
Unlimited General Obligation Bonds
Deferred Interest Series 2016A
06/15/34	0.000%	1,000,000	502,550
Deferred Interest Series 2016A
06/15/36	0.000%	1,000,000	445,460
Lane & Douglas Counties School District No. 45J3
Unlimited General Obligation Refunding Bonds
South Lane Series 2012
06/15/20	3.000%	1,000,000	1,054,380
South Lane Series 2012
06/15/21	3.000%	1,610,000	1,715,374
Lane Community College
Unlimited General Obligation Bonds
Series 2009
06/15/18	4.250%	2,000,000	2,074,160
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2012
06/15/23	5.000%	1,000,000	1,169,360
Lane County School District No. 1 Pleasant Hill(b)
Unlimited General Obligation Bonds
Series 2014B
06/15/29	0.000%	1,775,000	1,223,756
Lane County School District No. 19 Springfield
Unlimited General Obligation Bonds
Series 2015A
06/15/31	5.000%	2,000,000	2,351,280
Lane County School District No. 19 Springfield(b)
Unlimited General Obligation Bonds
Series 2015B
06/15/33	0.000%	3,770,000	2,010,918
Unlimited General Obligation Refunding Bonds
Series 2015D
06/15/24	0.000%	2,305,000	1,939,565
Series 2015D
06/15/28	0.000%	1,480,000	1,035,201
Marion & Clackamas Counties School District No. 4J Silver Falls
Unlimited General Obligation Refunding Bonds
Series 2013
06/15/21	4.000%	2,785,000	3,072,858
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(b)
Unlimited General Obligation Bonds
Series 2017A
06/15/33	0.000%	4,000,000	2,091,800
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow
Unlimited General Obligation Bonds
Series 2017B
06/15/31	5.000%	3,000,000	3,596,130
Multnomah County School District No. 7 Reynolds(b)
Unlimited General Obligation Bonds
Deferred Interest Series 2015B
06/15/30	0.000%	4,000,000	2,447,320
Pacific Communities Health District
Unlimited General Obligation Bonds
Series 2016
06/01/31	5.000%	775,000	904,905
Series 2016
06/01/32	5.000%	845,000	981,501
Polk Marion & Benton Counties School District No. 13J Central
Unlimited General Obligation Refunding Bonds
Series 2015
02/01/27	4.000%	750,000	832,958
Series 2015
02/01/28	4.000%	1,000,000	1,099,530

4	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Oregon Intermediate Muni Bond Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Portland Community College District
Unlimited General Obligation Refunding Bonds
Series 2016
06/15/27	5.000%	2,100,000	2,569,098
Rogue Community College District
Unlimited General Obligation Bonds
Series 2016B
06/15/31	4.000%	330,000	358,928
Series 2016B
06/15/32	4.000%	455,000	490,713
Umatilla County School District No. 16R Pendleton
Unlimited General Obligation Bonds
Series 2014A
06/15/30	5.000%	1,110,000	1,283,116
Series 2014A
06/15/31	5.000%	2,890,000	3,320,437
Umatilla County School District No. 8R Hermiston
Unlimited General Obligation Bonds
Series 2010
06/15/29	4.500%	2,360,000	2,515,784
Union County School District No. 1 La Grande
Unlimited General Obligation Bonds
Series 2015
06/15/30	4.000%	1,000,000	1,074,640
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/19	5.000%	850,000	921,000
Series 2005 (NPFGC)
06/15/21	5.000%	6,575,000	7,543,103
Washington & Multnomah Counties School District No. 48J Beaverton
Limited General Obligation Refunding Notes
Series 2016
06/01/30	4.000%	860,000	937,262
Unlimited General Obligation Bonds
Series 2014
06/15/33	5.000%	4,000,000	4,604,160
Unlimited General Obligation Refunding Bonds
Series 2012-B
06/15/23	4.000%	4,090,000	4,569,675
Washington Clackamas & Yamhill Counties School District No. 88J
Unlimited General Obligation Bonds
Sherwood College Series 2017B
06/15/31	5.000%	3,000,000	3,596,130
Washington County School District No. 1 West Union
Unlimited General Obligation Refunding Bonds
Hillsboro Series 2012
06/15/20	4.000%	1,400,000	1,520,806
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington County School District No. 15 Forest Grove
Unlimited General Obligation Bonds
Series 2012A
06/15/24	5.000%	1,780,000	2,082,920
Yamhill Clackamas & Washington Counties School District No. 29J Newberg
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/21	5.500%	1,000,000	1,165,520
Total			160,009,887
Multi-Family 1.4%
City of Portland
Revenue Bonds
Headwaters Apartments Project Series 2005A
04/01/25	5.000%	1,305,000	1,305,222
Oregon State Facilities Authority
Refunding Revenue Bonds
College Housing Northwest Projects Series 2013A
10/01/18	4.000%	740,000	758,049
College Housing Northwest Projects Series 2013A
10/01/19	4.000%	780,000	808,095
College Housing Northwest Projects Series 2013A
10/01/20	4.000%	810,000	845,567
College Housing Northwest Projects Series 2013A
10/01/22	4.000%	875,000	923,431
Oregon State Facilities Authority(a)
Revenue Bonds
College Housing Northwest Project Series 2016A
10/01/26	4.000%	500,000	506,265
College Housing NW Project Series 2016A
10/01/36	5.000%	1,000,000	1,043,500
Total			6,190,129
Municipal Power 1.3%
Central Lincoln People’s Utility District JATC, Inc.
Revenue Bonds
Series 2016
12/01/33	5.000%	350,000	400,096
Series 2016
12/01/34	5.000%	400,000	454,988
Series 2016
12/01/35	5.000%	410,000	464,054
Series 2016
12/01/36	5.000%	440,000	496,250

Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia AMT-Free Oregon Intermediate Muni Bond Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Eugene Electric Utility System
Refunding Revenue Bonds
Series 2016A
08/01/31	4.000%	750,000	811,470
Northern Wasco County Peoples Utility District
Revenue Bonds
Series 2016
12/01/31	5.000%	1,455,000	1,682,824
Series 2016
12/01/36	5.000%	1,545,000	1,736,410
Total			6,046,092
Ports 1.5%
Port of Morrow
Limited General Obligation Bonds
Series 2013
06/01/22	4.000%	425,000	432,442
Series 2013
06/01/23	4.000%	440,000	446,714
Series 2013
06/01/24	4.000%	460,000	466,284
Series 2013
06/01/25	4.000%	480,000	485,222
Series 2013
06/01/26	4.000%	500,000	504,685
Series 2013
06/01/27	4.000%	515,000	519,537
Series 2013
06/01/28	4.000%	250,000	251,988
Limited General Obligation Refunding Bonds
Series 2016
12/01/27	5.000%	615,000	692,656
Series 2016
12/01/28	5.000%	645,000	722,955
Series 2016
12/01/29	5.000%	340,000	379,511
Series 2016
12/01/30	5.000%	335,000	374,048
Series 2016
12/01/31	5.000%	375,000	417,124
Series 2016
12/01/36	5.000%	1,160,000	1,267,984
Total			6,961,150
Refunded / Escrowed 13.2%
City of Eugene Electric Utility System
Prerefunded 08/01/21 Revenue Bonds
Series 2011A
08/01/28	5.000%	2,200,000	2,532,618
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2011A
08/01/29	5.000%	3,410,000	3,925,558
City of Portland
Prerefunded 04/01/18 Revenue Bonds
Broadway Project LLC Series 2008A
04/01/23	6.250%	3,250,000	3,488,843
Clackamas & Washington Counties School District No. 3
Prerefunded 06/15/19 Unlimited General Obligation Bonds
West Linn-Wilsonville Series 2009
06/15/24	5.000%	4,150,000	4,490,341
Columbia Multnomah & Washington Counties School District No. 1J
Prerefunded 06/15/19 Unlimited General Obligation Bonds
Scappoose School District 1J Series 2009
06/15/23	5.000%	1,000,000	1,082,670
Scappoose School District 1J Series 2009
06/15/24	5.000%	1,165,000	1,261,311
Scappoose School District 1J Series 2009
06/15/25	5.000%	1,275,000	1,380,404
Deschutes County Hospital Facilities Authority
Prerefunded 01/01/19 Revenue Bonds
Cascade Health Services, Inc. Series 2008
01/01/23	7.375%	2,000,000	2,204,500
Jackson County School District No. 549C Medford
Prerefunded 06/15/18 Unlimited General Obligation Bonds
Series 2008
06/15/27	4.625%	1,500,000	1,562,910
Series 2008
06/15/28	4.625%	1,660,000	1,729,620
Oregon State Lottery
Prerefunded 04/01/18 Revenue Bonds
Series 2008A
04/01/24	5.000%	3,130,000	3,247,187
Prerefunded 04/01/19 Revenue Bonds
Series 2009A
04/01/21	5.000%	2,500,000	2,686,200
Series 2009A
04/01/27	5.000%	4,000,000	4,297,920
Puerto Rico Public Finance Corp.(c)
Unrefunded Revenue Bonds
Commonwealth Appropriation Series 2002E Escrowed to Maturity
08/01/26	6.000%	5,000,000	6,338,400

6	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Oregon Intermediate Muni Bond Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Salem Hospital Facility Authority
Revenue Bonds
Series 2008A Escrowed to Maturity
08/15/18	5.250%	2,500,000	2,638,650
State of Oregon Department of Administrative Services
Prerefunded 05/01/19 Certificate of Participation
Series 2009A
05/01/23	5.000%	3,100,000	3,340,157
State of Oregon Department of Transportation
Prerefunded 05/15/19 Revenue Bonds
Senior Lien Series 2009A
11/15/27	4.750%	7,000,000	7,524,020
Tri-County Metropolitan Transportation District of Oregon
Prerefunded 09/01/19 Revenue Bonds
Series 2009A
09/01/21	4.250%	1,815,000	1,946,624
Virgin Islands Public Finance Authority(c)
Prerefunded 10/01/18 Revenue Bonds
Series 1989A
10/01/18	7.300%	330,000	348,180
Washington Clackamas & Yamhill Counties School District No. 88J
Prerefunded 06/15/17 Unlimited General Obligation Bonds
Sherwood Series 2007B (NPFGC)
06/15/23	4.500%	3,000,000	3,014,100
Total			59,040,213
Retirement Communities 2.5%
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront Series 2014A
10/01/34	5.125%	4,000,000	4,214,240
Terwilliger Plaza, Inc. Series 2012
12/01/20	5.000%	1,250,000	1,320,237
Terwilliger Plaza, Inc. Series 2012
12/01/22	5.000%	500,000	549,360
Terwilliger Plaza, Inc. Series 2016
12/01/30	5.000%	325,000	365,313
Terwilliger Plaza, Inc. Series 2016
12/01/36	5.000%	900,000	978,552
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Rogue Valley Manor Series 2013
10/01/22	5.000%	625,000	714,194
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rogue Valley Manor Series 2013
10/01/23	5.000%	645,000	745,226
Rogue Valley Manor Series 2013
10/01/24	5.000%	455,000	520,161
Polk County Hospital Facility Authority
Revenue Bonds
Dallas Retirement Village Project Series 2015
07/01/20	3.625%	80,000	79,528
Dallas Retirement Village Project Series 2015A
07/01/35	5.125%	1,240,000	1,224,748
Yamhill County Hospital Authority
Refunding Revenue Bonds
Friendsview Retirement Community Series 2016
11/15/26	4.000%	500,000	500,780
Total			11,212,339
Single Family 0.8%
State of Oregon Housing & Community Services Department
Revenue Bonds
Single Family Mortgage Program Series 2010A
07/01/27	5.250%	210,000	219,484
Single Family Mortgage Program Series 2011A
07/01/25	5.250%	2,370,000	2,548,887
Single Family Mortgage Program Series 2011B
07/01/28	5.250%	665,000	709,096
Total			3,477,467
Special Non Property Tax 3.4%
Oregon State Lottery
Refunding Revenue Bonds
Series 2014B
04/01/27	5.000%	1,750,000	2,066,837
Series 2015D
04/01/27	5.000%	2,500,000	3,020,675
Revenue Bonds
Series 2012B
04/01/18	3.000%	3,600,000	3,672,000
Territory of Guam(c)
Revenue Bonds
Series 2011A
01/01/31	5.000%	1,100,000	1,148,323

Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia AMT-Free Oregon Intermediate Muni Bond Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tri-County Metropolitan Transportation District of Oregon
Refunding Revenue Bonds
Senior Lien Series 2016
09/01/31	4.000%	1,000,000	1,103,200
Senior Lien Series 2016
09/01/32	4.000%	1,250,000	1,367,138
Revenue Bonds
Senior Lien Payroll Tax Series 2017A
09/01/32	5.000%	1,595,000	1,893,153
Series 2009A
09/01/18	4.000%	1,000,000	1,041,560
Total			15,312,886
Special Property Tax 4.5%
City of Keizer
Special Assessment Bonds
Keizer Station Area Series 2008A
06/01/31	5.200%	2,855,000	2,957,494
City of Portland
Refunding Tax Allocation Bonds
2nd Lien-Downtown Water Series 2011
06/15/18	5.000%	3,095,000	3,233,037
Senior Lien-Oregon Convention Center Series 2011
06/15/20	5.000%	4,305,000	4,763,612
Series 2015
06/15/24	5.000%	1,480,000	1,643,732
Tax Allocation Bonds
Central Eastside Series 2011B
06/15/26	5.000%	1,580,000	1,741,650
Central Eastside Series 2011B
06/15/27	5.000%	1,370,000	1,504,493
Lents Town Center Series 2010B
06/15/25	5.000%	1,550,000	1,685,207
Lents Town Center Series 2010B
06/15/26	5.000%	1,440,000	1,561,003
Veneta Urban Renewal Agency
Revenue Bonds
Urban Renewal Series 2001
02/15/21	5.625%	905,000	907,063
Total			19,997,291
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State General Obligation 2.2%
State of Oregon
Unlimited General Obligation Bonds
Article XI-Q State Project Series 2017A
05/01/26	5.000%	1,250,000	1,540,762
Series 2015F
05/01/30	5.000%	5,565,000	6,579,388
Unlimited General Obligation Notes
Higher Education Series 2016C
08/01/33	5.000%	750,000	885,728
Series 2016A
08/01/31	3.500%	500,000	518,420
Series 2016A
08/01/32	3.500%	500,000	514,345
Total			10,038,643
Transportation 1.9%
Tri-County Metropolitan Transportation District of Oregon
Revenue Bonds
Capital Grant Receipt Series 2011A
10/01/25	5.000%	4,775,000	5,363,041
Capital Grant Receipt Series 2011A
10/01/27	5.000%	3,000,000	3,334,560
Total			8,697,601
Water & Sewer 6.1%
City of Albany
Limited General Obligation Refunding Bonds
Series 2013
08/01/22	4.000%	1,240,000	1,381,050
Series 2013
08/01/23	4.000%	1,290,000	1,447,832
City of Eugene Water Utility System
Refunding Revenue Bonds
Utility System Series 2016
08/01/31	4.000%	165,000	178,941
Utility System Series 2016
08/01/32	4.000%	500,000	537,625
City of Portland Water System
Refunding Revenue Bonds
1st Lien Series 2016A
04/01/30	4.000%	7,375,000	8,084,770

8	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Oregon Intermediate Muni Bond Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2014A
05/01/28	4.000%	3,390,000	3,696,083
City of Woodburn Wastewater
Refunding Revenue Bonds
Series 2011A
03/01/18	3.000%	1,115,000	1,131,435
Series 2011A
03/01/19	5.000%	3,490,000	3,717,164
Series 2011A
03/01/22	5.000%	4,620,000	5,252,801
Clackamas River Water
Revenue Bonds
Series 2016
11/01/32	5.000%	200,000	230,904
Series 2016
11/01/33	5.000%	265,000	304,514
Series 2016
11/01/34	5.000%	250,000	285,935
Series 2016
11/01/35	5.000%	225,000	256,138
Series 2016
11/01/36	5.000%	200,000	227,068
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Guam Government Waterworks Authority(c)
Revenue Bonds
Series 2016
07/01/36	5.000%	700,000	747,180
Total			27,479,440
Total Municipal Bonds (Cost $413,560,166)			430,440,784

Money Market Funds 1.4%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.660%(d)	6,025,544	6,025,544
Total Money Market Funds (Cost $6,025,544)		6,025,544
Total Investments (Cost: $419,585,710)		436,466,328
Other Assets & Liabilities, Net		11,720,800
Net Assets		448,187,128

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2017, the value of these securities amounted to $2,310,350 which represents 0.52% of net assets.
(b)	Zero coupon bond.
(c)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2017, the value of these securities amounted to $8,582,083 which represents 1.91% of net assets.
(d)	The rate shown is the seven-day current annualized yield at April 30, 2017.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At April 30, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
419,586,000	18,623,000	(1,743,000)	16,880,000
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia AMT-Free Oregon Intermediate Muni Bond Fund, April 30, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Municipal Bonds	—	430,440,784	—	430,440,784
Money Market Funds	6,025,544	—	—	6,025,544
Total Investments	6,025,544	430,440,784	—	436,466,328
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
10	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Tax-Exempt Fund, April 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 0.8%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
New York 0.7%
City of New York(a)
Unlimited General Obligation Bonds
VRDN Series 2011A-5
08/01/36	0.860%	3,800,000	3,800,000
New York City Transitional Finance Authority(a)
Subordinated Revenue Bonds
Future Tax Secured VRDN Series 2016
02/01/45	0.890%	7,300,000	7,300,000
New York City Transitional Finance Authority Future Tax Secured(a),(b)
Revenue Bonds
NYC Recovery VRDN Subordinated Series 2002-3-3F (Royal Bank of Canada)
11/01/22	0.860%	6,280,000	6,280,000
New York City Water & Sewer System(a)
Revenue Bonds
2nd General Resolution VRDN Series 2013DD-2
06/15/43	0.890%	6,900,000	6,900,000
Total			24,280,000
Oklahoma 0.1%
Oklahoma Turnpike Authority(a)
Refunding Revenue Bonds
2nd Senior Series 2010F
01/01/28	0.850%	4,420,000	4,420,000
Total Floating Rate Notes (Cost $28,700,000)			28,700,000

Municipal Bonds 97.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.8%
County of Jefferson
Revenue Bonds
Series 2004A
01/01/23	5.250%	7,500,000	7,525,275
Lower Alabama Gas District (The)
Revenue Bonds
Series 2016A
09/01/46	5.000%	19,385,000	23,129,407
Total			30,654,682
Alaska 0.7%
City of Koyukuk
Prerefunded 10/01/19 Revenue Bonds
Tanana Chiefs Conference Health Care Series 2011
10/01/32	7.500%	18,330,000	21,060,070
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tanana Chiefs Conference Health Care Series 2011
10/01/41	7.750%	4,350,000	5,023,772
Total			26,083,842
Arizona 1.8%
Arizona Health Facilities Authority
Refunding Revenue Bonds
Scottsdale Lincoln Hospital Project Series 2014
12/01/42	5.000%	7,000,000	7,684,740
Revenue Bonds
Banner Health Series 2014A
01/01/44	5.000%	15,000,000	16,347,000
Glendale Industrial Development Authority
Revenue Bonds
Midwestern University Series 2010
05/15/35	5.000%	13,750,000	14,913,937
Industrial Development Authority of the County of Pima (The)(c)
Refunding Revenue Bonds
American Leadership Academy Series 2015
06/15/45	5.625%	2,680,000	2,685,869
Industrial Development Authority of the County of Pima (The)(d)
Revenue Bonds
GNMA Mortgage-Backed Securities Series 1989 Escrowed to Maturity AMT
09/01/21	8.200%	7,205,000	8,591,963
Maricopa County Industrial Development Authority(c)
Revenue Bonds
Christian Care Surprise, Inc. Series 2016
01/01/36	5.750%	2,000,000	1,903,180
Maricopa County Pollution Control Corp.
Refunding Revenue Bonds
Southern California Edison Co. Series 2000B
06/01/35	5.000%	9,775,000	10,629,824
Salt Verde Financial Corp.
Revenue Bonds
Senior Series 2007
12/01/32	5.000%	5,400,000	6,218,910
Total			68,975,423
Arkansas 0.3%
Pulaski County Public Facilities Board
Revenue Bonds
Series 2014
12/01/39	5.000%	8,725,000	9,572,372

Columbia Tax-Exempt Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014
12/01/42	5.000%	2,000,000	2,188,660
Total			11,761,032
California 10.1%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities Series 2011
07/01/26	6.125%	3,420,000	3,863,540
Episcopal Senior Communities Series 2011
07/01/41	6.125%	7,015,000	7,684,161
Revenue Bonds
Sharp Healthcare Series 2009
08/01/39	6.250%	4,000,000	4,409,880
California Health Facilities Financing Authority
Prerefunded 10/01/18 Revenue Bonds
Providence Health Series 2008
10/01/38	6.500%	110,000	118,767
Providence Health & Services Series 2008C
10/01/28	6.250%	2,000,000	2,151,740
Refunding Revenue Bonds
Sutter Health Series 2016B
11/15/41	4.000%	10,000,000	10,094,800
California Health Facilities Financing Authority(e)
Revenue Bonds
Kaiser Permanente Subordinated Series 2017A-2
11/01/44	4.000%	15,000,000	15,102,450
California Municipal Finance Authority
Prerefunded 10/01/18 Revenue Bonds
Biola University Series 2008
10/01/34	5.875%	4,000,000	4,282,280
Refunding Revenue Bonds
Community Medical Centers Series 2017A
02/01/36	5.000%	1,500,000	1,667,520
Community Medical Centers Series 2017A
02/01/37	5.000%	1,000,000	1,108,210
California Municipal Finance Authority(c),(d)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities Series 2011 AMT
12/01/32	7.500%	1,830,000	658,617
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Pollution Control Financing Authority(c),(d)
Revenue Bonds
Aemerge Redpak Services Southern California, LLC Project Series 2016 AMT
12/01/27	7.000%	2,000,000	1,929,860
California School Finance Authority(c)
Revenue Bonds
River Springs Charter School Project Series 2015
07/01/46	6.375%	3,000,000	3,091,050
River Springs Charter School Project Series 2015
07/01/46	6.375%	415,000	427,595
California State Public Works Board
Prerefunded 11/01/19 Revenue Bonds
Various Capital Projects Subordinated Series 2009I-1
11/01/29	6.125%	6,000,000	6,750,240
Revenue Bonds
Various Capital Projects Series 2012A
04/01/37	5.000%	4,660,000	5,171,528
Various Correctional Facilities Series 2014A
09/01/39	5.000%	7,000,000	7,837,760
California Statewide Communities Development Authority
Prerefunded 01/01/19 Revenue Bonds
Aspire Public Schools Series 2010
07/01/30	6.000%	3,555,000	3,846,368
Prerefunded 05/15/18 Revenue Bonds
University of California Irvine East Campus Apartments Series 2008
05/15/32	5.750%	5,500,000	5,783,855
Refunding Revenue Bonds
899 Charleston Project Series 2014A
11/01/29	5.000%	1,650,000	1,703,658
899 Charleston Project Series 2014A
11/01/34	5.000%	3,700,000	3,738,036
Revenue Bonds
California Baptist University Series 2014A
11/01/33	6.125%	1,560,000	1,715,485
California Baptist University Series 2014A
11/01/43	6.375%	1,035,000	1,146,511
Lancer Plaza Project Series 2013
11/01/43	5.875%	1,875,000	1,969,969

2	Columbia Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Loma Linda University Medical Center Series 2014
12/01/44	5.250%	3,500,000	3,736,635
Castaic Lake Water Agency(f)
Certificate of Participation
Capital Appreciation-Water System Improvement Project Series 1999 (AMBAC)
08/01/24	0.000%	9,445,000	7,944,189
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/22	4.000%	1,500,000	1,637,700
Series 2012
09/01/25	5.000%	790,000	871,654
Series 2012
09/01/26	5.000%	1,230,000	1,348,203
Series 2012
09/01/27	5.000%	1,280,000	1,393,562
City of Pomona
Refunding Revenue Bonds
Mortgage-Backed Securities Series 1990A Escrowed to Maturity (GNMA / FNMA)
05/01/23	7.600%	4,945,000	5,870,655
City of Vernon Electric System
Prerefunded 08/01/19 Revenue Bonds
Series 2009A
08/01/21	5.125%	640,000	680,678
Unrefunded Revenue Bonds
Series 2009A
08/01/21	5.125%	1,490,000	1,603,404
County of Sacramento Airport System
Revenue Bonds
Senior Series 2009B
07/01/39	5.750%	4,000,000	4,206,560
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien Series 2014C
01/15/33	6.250%	3,845,000	4,513,992
Series 2014A
01/15/46	5.750%	19,005,000	21,722,335
Los Angeles County Schools Regionalized Business Services Corp.(f)
Certificate of Participation
Capital Appreciation-Pooled Financing Series 1999A (AMBAC)
08/01/22	0.000%	2,180,000	1,936,865
Norwalk-La Mirada Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation Series 2005B (NPFGC)
08/01/23	0.000%	9,790,000	8,555,285
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/36	5.000%	4,605,000	4,932,369
Perris Community Facilities District
Special Tax Bonds
Series 1991-90-2 Escrowed to Maturity
10/01/21	8.750%	6,165,000	8,049,887
San Francisco City & County Airports Commission-San Francisco International Airport(d)
Revenue Bonds
Series 2014A AMT
05/01/44	5.000%	24,000,000	26,204,640
San Francisco City & County Redevelopment Agency
Prerefunded 08/01/19 Tax Allocation Bonds
Mission Bay South Redevelopment Project Series 2009D
08/01/31	6.500%	500,000	560,885
Mission Bay South Redevelopment Project Series 2009D
08/01/39	6.625%	1,500,000	1,686,645
State of California
Prerefunded 03/01/18 Unlimited General Obligation Bonds
Various Purpose Series 2008
03/01/38	5.250%	5,535,000	5,740,016
Prerefunded 11/01/17 Unlimited General Obligation Bonds
Various Purpose Series 2007
11/01/37	5.000%	1,610,000	1,644,100
Unlimited General Obligation Bonds
Various Purpose Series 2008
03/01/27	5.500%	1,000,000	1,038,130
Various Purpose Series 2009
04/01/31	5.750%	32,500,000	35,412,975
Various Purpose Series 2009
04/01/35	6.000%	15,000,000	16,415,100
Various Purpose Series 2009
04/01/38	6.000%	22,500,000	24,622,650
Various Purpose Series 2009
11/01/39	5.500%	15,520,000	17,048,565
Various Purpose Series 2010
03/01/30	5.250%	3,000,000	3,325,800
Various Purpose Series 2010
03/01/33	6.000%	5,000,000	5,638,500

Columbia Tax-Exempt Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Various Purpose Series 2010
03/01/40	5.500%	17,200,000	19,106,792
Various Purpose Series 2012
04/01/35	5.250%	19,275,000	21,811,975
Various Purpose Series 2016
09/01/35	4.000%	3,895,000	4,058,356
Unlimited General Obligation Refunding Bonds
Series 2007
08/01/30	4.500%	10,285,000	10,311,124
Unlimited General Obligation Refunding Notes
Various Purpose Series 2016
09/01/36	4.000%	2,000,000	2,077,400
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/29	5.300%	6,000	6,022
Various Purpose Series 2007
11/01/37	5.000%	1,205,000	1,227,714
Various Purpose Series 2007
12/01/37	5.000%	210,000	214,607
Various Purpose Series 2008
03/01/38	5.250%	2,715,000	2,806,197
Temecula Public Financing Authority
Refunding Special Tax Bonds
Wolf Creek Community Facilities District Series 2012
09/01/27	5.000%	1,275,000	1,392,045
Wolf Creek Community Facilities District Series 2012
09/01/28	5.000%	1,315,000	1,430,773
Wolf Creek Community Facilities District Series 2012
09/01/29	5.000%	1,405,000	1,520,800
Wolf Creek Community Facilities District Series 2012
09/01/30	5.000%	1,480,000	1,595,958
Wolf Creek Community Facilities District Series 2012
09/01/31	5.000%	1,555,000	1,669,246
West Contra Costa Unified School District
Unlimited General Obligation Refunding Bonds
Series 2001B (NPFGC)
08/01/24	6.000%	2,320,000	2,674,334
Total			386,499,202
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado 2.1%
City & County of Denver(d)
Refunding Revenue Bonds
United Air Lines Project Series 2007A AMT
10/01/32	5.250%	5,000,000	5,050,450
Colorado Educational & Cultural Facilities Authority(c)
Improvement Refunding Revenue Bonds
Skyview Charter School Series 2014
07/01/34	5.125%	1,525,000	1,566,328
Skyview Charter School Series 2014
07/01/44	5.375%	2,100,000	2,162,769
Skyview Charter School Series 2014
07/01/49	5.500%	925,000	956,968
Colorado Educational & Cultural Facilities Authority
Refunding Revenue Bonds
Student Housing-Campus Village Apartments LLC Series 2008
06/01/33	5.500%	2,000,000	2,086,420
Student Housing-Campus Village Apartments LLC Series 2008
06/01/38	5.500%	6,000,000	6,259,260
Colorado Health Facilities Authority
Refunding Revenue Bonds
Covenant Retirement Communities Series 2012A
12/01/33	5.000%	5,500,000	5,792,655
Covenant Retirement Communities Series 2015
12/01/35	5.000%	3,800,000	4,068,470
Revenue Bonds
Catholic Health Initiatives Series 2013A
01/01/45	5.250%	7,000,000	7,299,040
Unrefunded Revenue Bonds
Health Facilities Evangelical Lutheran Series 2005
06/01/23	5.250%	275,000	275,864
E-470 Public Highway Authority(f)
Revenue Bonds
Capital Appreciation Senior Series 1997B (NPFGC)
09/01/22	0.000%	6,515,000	5,701,276
Capital Appreciation Senior Series 2000B (NPFGC)
09/01/18	0.000%	13,600,000	13,361,864

4	Columbia Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
E-470 Public Highway Authority
Revenue Bonds
Series 2010C
09/01/26	5.375%	5,000,000	5,437,500
North Range Metropolitan District No. 2
Limited Tax General Obligation Bonds
Series 2007
12/15/27	5.500%	2,765,000	2,768,235
Series 2007
12/15/37	5.500%	3,100,000	3,099,845
University of Colorado Hospital Authority
Refunding Revenue Bonds
Series 2009A
11/15/29	6.000%	5,000,000	5,481,950
Revenue Bonds
Series 2012A
11/15/42	5.000%	7,325,000	8,131,629
Total			79,500,523
Connecticut 0.7%
Bridgeport Housing Authority
Revenue Bonds
Custodial Receipts Energy Performance Series 2009
06/01/30	5.600%	1,000,000	1,000,280
City of New Haven
Unlimited General Obligation Bonds
Series 2002C Escrowed to Maturity (NPFGC)
11/01/20	5.000%	10,000	10,317
Connecticut State Development Authority
Refunding Revenue Bonds
Connecticut Light & Power Co. Project Series 2011
09/01/28	4.375%	1,500,000	1,641,480
Connecticut State Health & Educational Facility Authority(c)
Revenue Bonds
Church Home of Hartford, Inc. Series 2016
09/01/46	5.000%	1,250,000	1,194,050
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Connecticut College Series 2011H-1
07/01/41	5.000%	1,625,000	1,794,926
Loomis Chaffe School Series 2005F (AMBAC)
07/01/25	5.250%	2,035,000	2,469,900
Loomis Chaffe School Series 2005F (AMBAC)
07/01/26	5.250%	1,045,000	1,280,251
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Middlesex Hospital Series 2011N
07/01/24	5.000%	425,000	471,584
Sacred Heart University Series 2011G
07/01/31	5.375%	500,000	545,635
Stamford Hospital Series 2012J
07/01/37	5.000%	1,000,000	1,068,930
State Supported Child Care Series 2011
07/01/28	5.000%	1,030,000	1,121,207
State Supported Child Care Series 2011
07/01/29	5.000%	860,000	931,741
Western Connecticut Health Series 2011M
07/01/41	5.375%	1,500,000	1,624,050
Western Connecticut Health Network Series 2011
07/01/29	5.000%	1,000,000	1,087,530
Harbor Point Infrastructure Improvement District
Tax Allocation Bonds
Harbor Point Project Series 2010A
04/01/39	7.875%	8,750,000	9,761,325
Total			26,003,206
Delaware 0.2%
Delaware State Economic Development Authority
Refunding Revenue Bonds
Gas Facilities-Delmarva Power Series 2010
02/01/31	5.400%	5,000,000	5,462,650
Revenue Bonds
Newark Charter School Series 2012
09/01/32	4.625%	2,000,000	2,019,320
Newark Charter School Series 2012
09/01/42	5.000%	1,350,000	1,374,880
Total			8,856,850
District of Columbia 0.3%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital Series 2015
07/15/44	5.000%	9,090,000	10,069,993

Columbia Tax-Exempt Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Friendship Public Charter School Series 2016
06/01/46	5.000%	1,385,000	1,426,771
Revenue Bonds
KIPP Charter School Series 2013
07/01/33	6.000%	250,000	290,905
KIPP Charter School Series 2013
07/01/48	6.000%	1,150,000	1,319,349
Total			13,107,018
Florida 5.8%
Capital Trust Agency, Inc.(c)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project Series 2015
12/01/45	7.000%	1,665,000	1,648,816
Capital Trust Agency, Inc.(f)
Revenue Bonds
Atlantic Housing Foundation Subordinated Series 2008B
07/15/32	0.000%	1,820,000	909,800
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien Series 2016B
07/01/39	4.000%	25,000,000	25,558,500
City of Lakeland
Revenue Bonds
Lakeland Regional Health Series 2015
11/15/45	5.000%	22,000,000	23,717,760
County of Broward Airport System(d)
Revenue Bonds
Series 2015A AMT
10/01/45	5.000%	14,000,000	15,327,900
County of Miami-Dade Aviation(d)
Refunding Revenue Bonds
Series 2014A AMT
10/01/33	5.000%	15,000,000	16,792,500
Series 2014A AMT
10/01/36	5.000%	21,400,000	23,659,198
County of Seminole Water & Sewer
Revenue Bonds
Series 1992 Escrowed to Maturity (NPFGC)
10/01/19	6.000%	720,000	767,707
Florida Development Finance Corp.(c)
Revenue Bonds
Miami Arts Charter School Project Series 2014A
06/15/34	5.875%	420,000	428,782
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Miami Arts Charter School Project Series 2014A
06/15/44	6.000%	3,100,000	3,150,003
Renaissance Charter School Series 2015
06/15/46	6.125%	3,920,000	3,966,138
Renaissance Charter School Inc. Projects Series 2015
06/15/35	6.000%	4,000,000	4,063,880
Florida Development Finance Corp.
Revenue Bonds
Renaissance Charter School Series 2012A
06/15/22	5.500%	1,240,000	1,335,567
Renaissance Charter School Series 2012A
06/15/32	6.000%	4,000,000	4,266,240
Renaissance Charter School Series 2012A
06/15/43	6.125%	5,000,000	5,321,150
Renaissance Charter School Projects Series 2013A
06/15/44	8.500%	15,000,000	17,237,850
Hillsborough County Aviation Authority
Revenue Bonds
Tampa International Airport Series 2015A
10/01/44	5.000%	11,115,000	12,105,569
Jacksonville Health Facilities Authority
Revenue Bonds
Brooks Health System Series 2007
11/01/38	5.250%	5,000,000	5,064,700
Miami-Dade County Expressway Authority
Revenue Bonds
Series 2014A
07/01/44	5.000%	5,000,000	5,559,150
Mid-Bay Bridge Authority
Prerefunded 10/01/21 Revenue Bonds
Series 2011A
10/01/40	7.250%	7,000,000	8,711,710
Refunding Revenue Bonds
Series 2015A
10/01/35	5.000%	3,765,000	4,176,778
Revenue Bonds
Series 1991A Escrowed to Maturity
10/01/22	6.875%	2,000,000	2,378,860

6	Columbia Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Orange County Industrial Development Authority(c),(d)
Revenue Bonds
VITAG Florida LLC Project Series 2014 AMT
07/01/36	8.000%	12,000,000	9,547,320
Palm Beach County Health Facilities Authority
Refunding Revenue Bonds
Boca Raton Community Hospital Obligation Group Series 2014
12/01/31	5.000%	1,500,000	1,640,445
Revenue Bonds
Sinai Residences of Boca Raton Series 2014
06/01/34	7.250%	685,000	803,005
Sarasota County Public Hospital District
Refunding Revenue Bonds
Sarasota Memorial Hospital Series 1998B (NPFGC)
07/01/28	5.500%	6,980,000	8,299,709
Seminole Tribe of Florida, Inc.(c),(g)
Revenue Bonds
Series 2007A
10/01/27	5.250%	9,750,000	9,856,958
Tampa Sports Authority
Sales Tax Revenue Bonds
Tampa Bay Arena Project Series 1995 (NPFGC)
10/01/25	5.750%	2,500,000	2,927,325
Waterset North Community Development District
Special Assessment Bonds
Series 2007A
05/01/39	6.600%	2,705,000	2,706,244
Total			221,929,564
Georgia 1.4%
DeKalb County Hospital Authority
Revenue Bonds
DeKalb Medical Center, Inc. Project Series 2010
09/01/40	6.125%	6,250,000	6,781,313
Fulton County Residential Care Facilities for the Elderly Authority
Refunding Revenue Bonds
Lenbrook Square Foundation, Inc. Series 2016
07/01/36	5.000%	3,500,000	3,721,025
Gainesville & Hall County Hospital Authority
Prerefunded 02/15/20 Revenue Bonds
Northeast Georgia Health System Series 2010A
02/15/45	5.500%	23,075,000	25,642,324
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Revenue Bonds
Northeast Georgia Health System Series 2010A
02/15/45	5.500%	6,925,000	7,496,312
Georgia State Road & Tollway Authority(c),(f)
Revenue Bonds
I-75 S Express Lanes Project Series 2014
06/01/24	0.000%	625,000	406,744
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Series 1992P (AMBAC)
07/01/20	6.250%	1,865,000	2,016,587
Series 2007A (AMBAC)
07/01/26	5.250%	1,000,000	1,226,970
Municipal Electric Authority of Georgia
Revenue Bonds
Series 1991V Escrowed to Maturity (NPFGC IBC)
01/01/18	6.600%	960,000	994,397
Unrefunded Revenue Bonds
Series 1991V (NPFGC)
01/01/18	6.600%	1,150,000	1,185,018
Rockdale County Development Authority(d)
Revenue Bonds
Visy Paper Project Series 2007A AMT
01/01/34	6.125%	3,000,000	3,005,940
Total			52,476,630
Guam 0.1%
Territory of Guam(g)
Prerefunded 12/01/19 Revenue Bonds
Section 30 Series 2009A
12/01/34	5.750%	4,150,000	4,632,811
Hawaii 0.7%
Hawaii Pacific Health
Revenue Bonds
Series 2010A
07/01/40	5.500%	6,500,000	6,988,345
Series 2010B
07/01/30	5.625%	1,220,000	1,337,584
Series 2010B
07/01/40	5.750%	1,630,000	1,767,800
State of Hawaii Department of Budget & Finance
Prerefunded 11/15/19 Revenue Bonds
15 Craigside Project Series 2009A
11/15/29	8.750%	940,000	1,101,360

Columbia Tax-Exempt Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
15 Craigside Project Series 2009A
11/15/44	9.000%	3,000,000	3,584,220
Refunding Revenue Bonds
Special Purpose - Kahala Nui Series 2012
11/15/21	5.000%	1,000,000	1,103,820
Special Purpose - Kahala Nui Series 2012
11/15/27	5.000%	1,400,000	1,527,792
Special Purpose - Kahala Nui Series 2012
11/15/32	5.125%	1,300,000	1,388,075
Special Purpose - Kahala Nui Series 2012
11/15/37	5.250%	1,945,000	2,066,835
Revenue Bonds
Hawaii Pacific University Series 2013A
07/01/33	6.625%	1,430,000	1,537,293
Hawaii Pacific University Series 2013A
07/01/43	6.875%	2,795,000	3,026,649
Total			25,429,773
Idaho 0.7%
Idaho Health Facilities Authority
Prerefunded 12/01/18 Revenue Bonds
Trinity Health Group Series 2008B
12/01/23	6.000%	1,000,000	1,078,470
Trinity Health Group Series 2008B
12/01/33	6.250%	6,000,000	6,494,400
Revenue Bonds
Terraces of Boise Project Series 2014A
10/01/34	7.750%	9,135,000	9,677,254
Terraces of Boise Project Series 2014A
10/01/44	8.000%	5,635,000	6,010,178
Terraces of Boise Project Series 2014A
10/01/49	8.125%	4,365,000	4,671,248
Total			27,931,550
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois 14.9%
Chicago Midway International Airport(d)
Refunding Revenue Bonds
2nd Lien Series 2014A AMT
01/01/41	5.000%	10,000,000	10,792,900
Series 2016A AMT
01/01/32	4.000%	3,000,000	3,037,200
Series 2016A AMT
01/01/33	4.000%	3,500,000	3,522,820
Chicago O’Hare International Airport(d)
Revenue Bonds
Series 2015C AMT
01/01/46	5.000%	12,525,000	13,430,557
Chicago O’Hare International Airport
Revenue Bonds
Series 2015D
01/01/46	5.000%	7,310,000	8,099,114
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/33	5.000%	1,000,000	1,098,000
Series 2016A
01/01/34	5.000%	1,000,000	1,092,560
Series 2016A
01/01/36	5.000%	1,000,000	1,085,610
City of Chicago
Revenue Bonds
Asphalt Operating Services - Recovery Zone Facility Series 2010
12/01/18	6.125%	1,805,000	1,828,664
Unlimited General Obligation Bonds
Project Series 2011A
01/01/40	5.000%	27,625,000	25,981,589
Project Series 2012A
01/01/33	5.000%	12,450,000	11,990,595
Project Series 2012A
01/01/34	5.000%	10,510,000	10,084,345
Series 2009C
01/01/34	5.000%	1,890,000	1,813,455
Series 2009C
01/01/40	5.000%	26,730,000	25,139,832
Series 2015A
01/01/33	5.500%	8,350,000	8,370,040
Series 2015A
01/01/39	5.500%	1,500,000	1,496,100

8	Columbia Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017A
01/01/38	6.000%	13,080,000	13,674,224
Unlimited General Obligation Refunding Bonds
Project Series 2014A
01/01/30	5.250%	4,200,000	4,180,470
Project Series 2014A
01/01/33	5.250%	10,250,000	10,087,947
Project Series 2014A
01/01/34	5.000%	5,000,000	4,797,500
Project Series 2014A
01/01/35	5.000%	6,000,000	5,741,580
Project Series 2014A
01/01/36	5.000%	22,860,000	21,765,235
Series 2005D
01/01/40	5.500%	2,000,000	1,992,120
Series 2007E
01/01/42	5.500%	1,000,000	995,900
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien Series 2015C
01/01/34	5.000%	1,250,000	1,345,538
2nd Lien Series 2015C
01/01/39	5.000%	2,970,000	3,166,465
Revenue Bonds
2nd Lien Series 2014
01/01/39	5.000%	4,000,000	4,248,920
2nd Lien Series 2014
01/01/44	5.000%	4,000,000	4,236,880
City of Chicago Wastewater Transmission(f)
Refunding Revenue Bonds
Capital Appreciation Series 1998A (NPFGC)
01/01/20	0.000%	7,275,000	6,848,758
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien Series 2016
11/01/26	5.000%	935,000	1,081,150
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
2nd Lien Series 2014
11/01/34	5.000%	1,000,000	1,073,020
2nd Lien Series 2014
11/01/39	5.000%	2,000,000	2,125,940
2nd Lien Series 2014
11/01/44	5.000%	2,850,000	3,020,002
2nd Lien Series 2016
11/01/28	5.000%	865,000	968,662
2nd Lien Series 2016
11/01/29	5.000%	1,750,000	1,943,043
2nd Lien Series 2016
11/01/30	5.000%	1,000,000	1,103,820
County of Champaign
Unlimited General Obligation Bonds
Public Safety Sales Tax Series 1999 (NPFGC)
01/01/20	8.250%	1,015,000	1,188,098
Public Safety Sales Tax Series 1999 (NPFGC)
01/01/23	8.250%	1,420,000	1,864,375
DeKalb County Community Unit School District No. 424 Genoa-Kingston(f)
Unlimited General Obligation Bonds
Capital Appreciation Series 2001 (AMBAC)
01/01/21	0.000%	2,675,000	2,449,578
Illinois Finance Authority
Prerefunded 02/15/20 Revenue Bonds
Swedish Covenant Series 2010A
08/15/38	6.000%	12,505,000	14,137,153
Prerefunded 05/01/19 Revenue Bonds
Rush University Medical Center Series 2009C
11/01/39	6.625%	8,000,000	8,875,920
Prerefunded 08/15/19 Revenue Bonds
Silver Cross & Medical Centers Series 2009
08/15/38	6.875%	39,300,000	44,383,455
Prerefunded 11/15/19 Revenue Bonds
Riverside Health System Series 2009
11/15/35	6.250%	4,940,000	5,566,293

Columbia Tax-Exempt Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Mercy Health System Obligation Series 2016
12/01/46	5.000%	9,000,000	9,553,140
Northwest Community Hospital Series 2016A
07/01/37	4.000%	5,000,000	4,945,150
Northwest Community Hospital Series 2016A
07/01/38	4.000%	5,000,000	4,929,450
Rush University Medical Center Series 2015A
11/15/38	5.000%	20,145,000	21,836,173
Rush University Medical Center Series 2015B
11/15/39	5.000%	6,590,000	7,133,741
Silver Cross Hospital & Medical Centers Series 2015C
08/15/44	5.000%	9,400,000	9,908,164
Revenue Bonds
CHF-Normal LLC-Illinois State University Series 2011
04/01/43	7.000%	5,550,000	6,138,411
Northwestern Memorial Hospital Series 2009A
08/15/30	5.750%	2,000,000	2,194,400
Northwestern Memorial Hospital Series 2009B
08/15/30	5.750%	10,000,000	10,972,000
South Suburban Series 1992 Escrowed to Maturity
02/15/18	7.000%	435,000	453,705
Unrefunded Revenue Bonds
Riverside Health System Series 2009
11/15/35	6.250%	3,260,000	3,572,536
Illinois Finance Authority(f)
Subordinated Revenue Bonds
Regency Series 1990-RMK Escrowed to Maturity
04/15/20	0.000%	68,000,000	65,187,520
Illinois State Toll Highway Authority
Revenue Bonds
Series 2014C
01/01/36	5.000%	5,000,000	5,554,050
Series 2014C
01/01/39	5.000%	5,000,000	5,525,550
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Water Reclamation District of Greater Chicago
Limited General Obligation Refunding Bonds
Series 2007C
12/01/33	5.250%	13,210,000	15,822,674
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2010
06/01/28	6.000%	15,000,000	17,063,850
Regional Transportation Authority
Revenue Bonds
Series 1994C (NPFGC)
06/01/20	7.750%	2,795,000	3,081,124
Series 2002A (NPFGC)
07/01/31	6.000%	5,400,000	7,152,030
State of Illinois
Revenue Bonds
1st Series 2002 (NPFGC)
06/15/23	6.000%	4,000,000	4,849,560
Unlimited General Obligation Bonds
1st Series 2001 (NPFGC)
11/01/26	6.000%	3,000,000	3,480,600
Series 2012
03/01/35	5.000%	2,725,000	2,724,809
Series 2012
03/01/36	5.000%	2,000,000	1,999,860
Series 2013
07/01/38	5.500%	4,125,000	4,275,191
Series 2013A
04/01/36	5.000%	8,000,000	7,999,680
Series 2014
05/01/36	5.000%	2,300,000	2,299,977
Series 2014
02/01/39	5.000%	18,000,000	17,974,980
Series 2014
04/01/39	5.000%	10,000,000	9,986,400
Series 2016
01/01/41	5.000%	9,580,000	9,552,984
Total			567,893,136
Indiana 0.8%
County of Jasper
Refunding Revenue Bonds
Northern Indiana Public Services Series 1994C (NPFGC)
04/01/19	5.850%	3,000,000	3,222,150
Crown Point Multi School Building Corp.(f)
Revenue Bonds
1st Mortgage Series 2000 (NPFGC)
01/15/19	0.000%	8,165,000	7,967,080

10	Columbia Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indiana Finance Authority
Refunding Revenue Bonds
Sisters of St. Francis Health Series 2008
11/01/32	5.375%	4,000,000	4,223,840
Revenue Bonds
BHI Senior Living Series 2011
11/15/31	5.500%	1,175,000	1,270,927
BHI Senior Living Series 2011
11/15/41	5.750%	5,655,000	6,065,044
Parkview Health System Series 2009A
05/01/31	5.750%	6,500,000	6,998,810
Indianapolis Airport Authority(d),(h)
Revenue Bonds
Special Facilities-United Air Lines Project Series 1995A AMT
11/15/31	0.000%	1,022,832	1,923
Total			29,749,774
Iowa 0.4%
Iowa Finance Authority
Refunding Revenue Bonds
Sunrise Retirement Community Series 2012
09/01/32	5.500%	1,500,000	1,509,525
Sunrise Retirement Community Series 2012
09/01/37	5.500%	2,500,000	2,493,725
Sunrise Retirement Community Series 2012
09/01/43	5.750%	2,630,000	2,647,779
Iowa Student Loan Liquidity Corp.(d)
Revenue Bonds
Senior Series 2011A-2 AMT
12/01/26	5.600%	4,545,000	4,880,694
Senior Series 2011A-2 AMT
12/01/27	5.700%	3,130,000	3,342,026
Total			14,873,749
Kansas 1.1%
City of Overland Park
Revenue Bonds
Prairiefire Lionsgate Project Series 2012
12/15/29	5.250%	11,000,000	9,319,420
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Kansas Hospital Authority
Improvement Refunding Revenue Bonds
Kansas University Health System Series 2015
09/01/45	5.000%	29,000,000	32,100,100
Total			41,419,520
Kentucky 1.8%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Medical Health System Series 2010B
03/01/40	6.375%	5,800,000	6,444,380
Revenue Bonds
Louisville Arena Subordinated Series 2008A-1 (AGM)
12/01/33	6.000%	3,200,000	3,330,464
Louisville Arena Subordinated Series 2008A-1 (AGM)
12/01/38	6.000%	2,850,000	2,963,373
Owensboro Medical Health System Series 2010A
03/01/45	6.500%	14,550,000	16,206,518
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/42	5.000%	6,600,000	7,220,598
Louisville/Jefferson County Metropolitan Government
Refunding Revenue Bonds
Norton Healthcare, Inc. Series 2016
10/01/35	4.000%	29,565,000	29,912,093
Paducah Electric Plant Board
Refunding Revenue Bonds
Series 2016A (AGM)
10/01/33	5.000%	2,045,000	2,285,921
Total			68,363,347
Louisiana 3.2%
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue Bonds
Westlake Chemical Corp. Series 2010A-2
11/01/35	6.500%	6,250,000	7,118,813
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Ochsner Clinic Foundation Series 2016
05/15/35	4.000%	2,500,000	2,518,875

Columbia Tax-Exempt Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ochsner Clinic Foundation Series 2016
05/15/41	4.000%	2,500,000	2,484,675
Ochsner Clinic Foundation Series 2016
05/15/47	5.000%	1,200,000	1,282,692
Louisiana Public Facilities Authority(d)
Revenue Bonds
Impala Warehousing LLC Project Series 2013 AMT
07/01/36	6.500%	25,000,000	26,870,250
Louisiana Public Facilities Authority(c),(d)
Revenue Bonds
Louisiana Pellets, Inc. Project Series 2013 AMT
07/01/39	10.500%	10,000,000	3,299,900
Louisiana Pellets, Inc. Project Series 2015 AMT
07/01/39	7.750%	10,000,000	3,699,500
New Orleans Aviation Board
Revenue Bonds
Consolidated Rental Car Series 2009A
01/01/30	6.250%	5,250,000	5,596,710
Consolidated Rental Car Series 2009A
01/01/40	6.500%	20,400,000	21,904,092
New Orleans Aviation Board(d)
Revenue Bonds
Series 2015B AMT
01/01/45	5.000%	21,150,000	22,810,063
Parish of St. Charles
Revenue Bonds
Valero Energy Corp. Series 2010
12/01/40	4.000%	7,900,000	8,300,056
Parish of St. John the Baptist
Revenue Bonds
Marathon Oil Corp. Series 2007A
06/01/37	5.125%	14,600,000	14,636,062
Total			120,521,688
Maryland 1.3%
City of Brunswick
Special Tax Bonds
Brunswick Crossing Special Taxing Series 2006
07/01/36	5.500%	6,493,000	6,492,481
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland Economic Development Corp.
Prerefunded 06/01/18 Revenue Bonds
University of Maryland College Park Projects Series 2008
06/01/33	5.750%	1,600,000	1,682,384
Refunding Revenue Bonds
CNX Marine Terminals, Inc. Series 2010
09/01/25	5.750%	2,000,000	2,000,960
Revenue Bonds
Salisbury University Project Series 2012
06/01/30	5.000%	400,000	424,300
Towson University Project Senior Series 2012
07/01/29	5.000%	650,000	699,907
Maryland Economic Development Corp.(d)
Revenue Bonds
Purple Line Light Rail Project Series 2016 AMT
03/31/46	5.000%	2,700,000	2,923,371
Purple Line Light Rail Project Series 2016 AMT
03/31/51	5.000%	2,200,000	2,358,708
Maryland Health & Higher Educational Facilities Authority
Prerefunded 01/01/18 Revenue Bonds
Washington County Hospital Series 2008
01/01/33	5.750%	3,495,000	3,604,883
Prerefunded 07/01/19 Revenue Bonds
Anne Arundel Health System Series 2009A
07/01/39	6.750%	5,000,000	5,604,250
Refunding Revenue Bonds
Mercy Medical Center Series 2016A
07/01/42	4.000%	5,250,000	5,135,498
Meritus Medical Center Issue Series 2015
07/01/45	5.000%	3,000,000	3,222,420
Western Maryland Health System Series 2014
07/01/34	5.250%	6,885,000	7,675,673
Resolution Trust Corp.
Pass-Through Certificates
Series 1993A
12/01/17	8.500%	6,615,222	6,619,059
Total			48,443,894

12	Columbia Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts 3.3%
Berkshire Wind Power Cooperative Corp.
Revenue Bonds
Series 2010-1
07/01/30	5.250%	1,000,000	1,079,590
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/27	5.500%	4,500,000	5,653,620
Series 2005 (NPFGC)
01/01/30	5.500%	2,500,000	3,160,875
Massachusetts Bay Transportation Authority
Revenue Bonds
Senior Series 2005B (NPFGC)
07/01/26	5.500%	1,500,000	1,908,495
Senior Series 2008B
07/01/27	5.250%	710,000	887,706
Unrefunded Revenue Bonds
General Transportation Series 1991 (NPFGC)
03/01/21	7.000%	625,000	713,575
Massachusetts Clean Water Trust (The)
Refunding Revenue Bonds
Pool Program Series 2006
08/01/30	5.250%	1,000,000	1,261,930
Massachusetts Development Finance Agency
Prerefunded 07/01/19 Revenue Bonds
Suffolk University Series 2009
07/01/30	6.250%	640,000	710,342
Prerefunded 07/01/22 Revenue Bonds
Boston Medical Center Series 2012
07/01/29	5.000%	80,000	93,544
Prerefunded 11/15/18 Revenue Bonds
Harvard University Series 2009A
11/15/36	5.500%	755,000	808,031
Refunding Revenue Bonds
1st Mortgage-VOA Concord Series 2007
11/01/41	5.200%	1,145,000	1,146,122
South Shore Hospital Series 2016I
07/01/36	4.000%	1,250,000	1,252,800
Revenue Bonds
Adventcare Project Series 2007A
10/15/28	6.650%	5,000,000	5,044,250
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Boston College Series 2009Q-2
07/01/29	5.000%	10,000	10,816
Evergreen Center, Inc. Series 2005
01/01/35	5.500%	750,000	750,518
Foxborough Regional Charter School Series 2010A
07/01/42	7.000%	1,000,000	1,087,920
Partners Healthcare Series 2012L
07/01/36	5.000%	1,000,000	1,104,770
UMass Boston Student Housing Project Series 2016
10/01/48	5.000%	4,500,000	4,784,895
WGBH Educational Foundation Series 2002A (AMBAC)
01/01/42	5.750%	2,000,000	2,634,740
Unrefunded Revenue Bonds
Boston Medical Center Series 2012
07/01/29	5.000%	425,000	464,279
Education-Dexter School Project Series 2007
05/01/26	4.500%	190,000	190,264
Suffolk University Series 2009
07/01/30	6.250%	360,000	395,309
Massachusetts Development Finance Agency(f)
Revenue Bonds
Linden Ponds, Inc. Facility Subordinated Series 2011B
11/15/56	0.000%	767,588	3,830
Massachusetts Educational Financing Authority(d)
Refunding Revenue Bonds
Series 2016J AMT
07/01/33	3.500%	10,000,000	9,117,700
Revenue Bonds
Education Loan Series 2014-I AMT
01/01/25	5.000%	12,450,000	14,036,005
Education Loan Series 2014-I AMT
01/01/27	5.000%	3,000,000	3,373,470
Issue I Series 2010B AMT
01/01/31	5.700%	4,445,000	4,679,607
Series 2008H (AGM) AMT
01/01/30	6.350%	3,695,000	3,864,120

Columbia Tax-Exempt Fund | Quarterly Report 2017	13

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2011J AMT
07/01/33	5.625%	1,500,000	1,608,870
Series 2012J AMT
07/01/25	4.625%	4,890,000	5,146,578
Series 2012J AMT
07/01/28	4.900%	640,000	668,512
Massachusetts Educational Financing Authority
Revenue Bonds
Series 2009I
01/01/28	6.000%	385,000	406,718
Massachusetts Health & Educational Facilities Authority
Prerefunded 10/15/19 Revenue Bonds
Springfield College Series 2010
10/15/40	5.625%	4,500,000	4,990,050
Revenue Bonds
Massachusetts Eye & Ear Infirmary Series 2010C
07/01/35	5.375%	1,000,000	1,067,300
Milford Regional Medical Center Series 2007E
07/15/22	5.000%	1,250,000	1,259,063
Milford Regional Medical Center Series 2007E
07/15/37	5.000%	500,000	502,630
Partners Healthcare Series 2010J-1
07/01/34	5.000%	11,400,000	12,223,878
Tufts University Series 2009M
02/15/28	5.500%	1,000,000	1,282,590
Massachusetts Housing Finance Agency(d)
Revenue Bonds
Housing Series 2011A AMT
12/01/36	5.250%	905,000	937,254
Series 2010C AMT
12/01/30	5.000%	775,000	802,582
Massachusetts Port Authority(d)
Revenue Bonds
Bosfuel Project Series 2007 (NPFGC) AMT
07/01/32	5.000%	2,000,000	2,010,500
Series 2016B AMT
07/01/46	4.000%	13,000,000	13,179,140
Massachusetts State College Building Authority(f)
Revenue Bonds
Capital Appreciation Senior Series 1999A Escrowed to Maturity (NPFGC)
05/01/23	0.000%	3,000,000	2,675,730
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Water Resources Authority
Revenue Bonds
Series 1992A Escrowed to Maturity
07/15/19	6.500%	2,355,000	2,470,207
Metropolitan Boston Transit Parking Corp.
Revenue Bonds
Series 2011
07/01/36	5.250%	3,000,000	3,386,700
Total			124,837,425
Michigan 4.2%
Allen Academy(h)
Refunding Revenue Bonds
Public School Academy Series 2013
06/01/22	0.000%	2,000,000	700,020
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien Series 2012A
07/01/39	5.250%	11,925,000	12,863,378
City of Detroit Water Supply System
Revenue Bonds
Senior Lien Series 2011A
07/01/36	5.000%	4,105,000	4,396,414
Senior Lien Series 2011A
07/01/41	5.250%	8,765,000	9,522,296
Unrefunded Revenue Bonds
Senior Lien Series 2003A (NPFGC)
07/01/34	5.000%	5,000	5,014
Grand Traverse Academy
Refunding Revenue Bonds
Series 2007
11/01/17	5.000%	390,000	393,245
Series 2007
11/01/22	5.000%	750,000	751,748
Series 2007
11/01/32	4.750%	1,170,000	1,090,791
Grand Traverse County Hospital Finance Authority
Revenue Bonds
Munson Healthcare Series 2014A
07/01/47	5.000%	1,200,000	1,299,024
Great Lakes Water Authority Water Supply System
Revenue Bonds
2nd Lien Series 2016B
07/01/46	5.000%	15,385,000	16,666,570

14	Columbia Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan Finance Authority
Refunding Revenue Bonds
Henry Ford Health System Series 2016
11/15/46	4.000%	24,420,000	23,962,369
Senior Lien - Great Lakes Water Authority Series 2014C-6
07/01/33	5.000%	1,070,000	1,178,851
Revenue Bonds
Beaumont Health Credit Group Series 2016S
11/01/44	5.000%	16,760,000	18,401,977
Local Government Loan Program - Great Lakes Water Authority Series 2015
07/01/34	5.000%	7,095,000	7,724,539
Local Government Loan Program - Great Lakes Water Authority Series 2015
07/01/35	5.000%	4,830,000	5,237,314
Senior Lien - Great Lakes Water Authority Series 2014C-1
07/01/44	5.000%	2,000,000	2,124,240
Michigan Finance Authority(d)
Revenue Bonds
Senior Lien - Great Lakes Water Authority Series 2014C-2 AMT
07/01/44	5.000%	1,500,000	1,572,270
Michigan Strategic Fund
Refunding Revenue Bonds
Collateral Detroit Fund-Pollution Series 1991BB (AMBAC)
05/01/21	7.000%	2,505,000	3,000,489
Paw Paw Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Board Loan Fund)
05/01/25	5.000%	1,020,000	1,230,069
Royal Oak Hospital Finance Authority
Refunding Revenue Bonds
William Beaumont Hospital Series 2014D
09/01/39	5.000%	9,425,000	10,314,155
St. Johns Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Bond Loan Fund)
05/01/25	5.100%	1,790,000	2,094,873
Wayne County Airport Authority(d)
Refunding Revenue Bonds
Series 2015F AMT
12/01/33	5.000%	11,495,000	12,818,764
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/45	5.000%	21,445,000	23,348,458
Williamston Community School District
Unlimited General Obligation Bonds
Series 1996 (NPFGC) (Qualified School Bond Loan Fund)
05/01/25	5.500%	810,000	915,373
Total			161,612,241
Minnesota 3.5%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project Series 2015
07/01/45	6.125%	11,775,000	12,054,774
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project Series 2016
11/01/35	5.500%	4,000,000	3,904,760
City of Minneapolis
Prerefunded 11/15/18 Revenue Bonds
Fairview Health Services Series 2008A
11/15/32	6.750%	7,500,000	8,159,175
City of St. Louis Park
Prerefunded 07/01/18 Revenue Bonds
Park Nicollet Health Services Series 2008C
07/01/23	5.500%	10,775,000	11,344,997
Prerefunded 07/01/19 Revenue Bonds
Park Nicollet Health Services Series 2009
07/01/39	5.750%	16,825,000	18,505,481
County of Meeker
Revenue Bonds
Hospital Facilities Memorial Hospital Project Series 2007
11/01/37	5.750%	1,750,000	1,769,058
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
HealthEast Care System Project Series 2015
11/15/30	5.000%	900,000	986,607
HealthEast Care System Project Series 2015
11/15/40	5.000%	935,000	988,230

Columbia Tax-Exempt Fund | Quarterly Report 2017	15

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Perham Hospital District
Revenue Bonds
Perham Memorial Hospital & Home Series 2010
03/01/35	6.350%	4,000,000	4,195,040
Perham Memorial Hospital & Home Series 2010
03/01/40	6.500%	2,800,000	2,942,268
Southern Minnesota Municipal Power Agency(f)
Revenue Bonds
Capital Appreciation Series 1994A (NPFGC)
01/01/22	0.000%	27,500,000	25,033,800
Capital Appreciation Series 1994A (NPFGC)
01/01/23	0.000%	26,500,000	23,458,330
Capital Appreciation Series 1994A (NPFGC)
01/01/25	0.000%	17,500,000	14,549,850
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project Series 2016A
08/01/36	5.250%	7,135,000	6,597,092
Total			134,489,462
Mississippi 0.4%
County of Lowndes
Refunding Revenue Bonds
Weyerhaeuser Co. Project Series 1992A
04/01/22	6.800%	2,470,000	2,872,116
Medical Center Educational Building Corp.
Refunding Revenue Bonds
University of Mississippi Medical Center Series 1998B (AMBAC)
12/01/23	5.500%	5,300,000	5,991,173
Mississippi Business Finance Corp.
Revenue Bonds
Series 2009A
05/01/24	4.700%	4,920,000	5,172,790
Total			14,036,079
Missouri 1.9%
City of Manchester
Refunding Tax Allocation Bonds
Highway 141/Manchester Road Project Series 2010
11/01/25	6.000%	1,015,000	1,031,788
Highway 141/Manchester Road Project Series 2010
11/01/39	6.875%	1,500,000	1,543,815
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Lutheran Senior Services Senior Series 2010
02/01/42	5.500%	2,000,000	2,103,660
Lutheran Senior Services Series 2011
02/01/31	5.750%	1,730,000	1,910,768
Lutheran Senior Services Series 2011
02/01/41	6.000%	2,600,000	2,847,988
Lutheran Senior Services Series 2014
02/01/35	5.000%	7,350,000	7,816,872
Lutheran Senior Services Series 2014
02/01/44	5.000%	12,725,000	13,355,905
Kirkwood Industrial Development Authority
Prerefunded 05/15/20 Revenue Bonds
Aberdeen Heights Series 2010A
05/15/39	8.250%	12,000,000	14,454,720
Refunding Revenue Bonds
Aberdeen Heights Project Series 2017
05/15/37	5.250%	2,205,000	2,295,802
Aberdeen Heights Project Series 2017
05/15/42	5.250%	2,290,000	2,376,883
Missouri Development Finance Board(d)
Revenue Bonds
Procter & Gamble Paper Products Series 1999 AMT
03/15/29	5.200%	6,385,000	7,666,597
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/41	4.000%	12,000,000	12,192,000
St. Louis County Industrial Development Authority
Revenue Bonds
Friendship Village Sunset Hills Series 2013A
09/01/33	5.500%	2,750,000	3,058,577
Total			72,655,375
Montana 0.0%
City of Kalispell(e)
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project Series 2017
05/15/52	5.250%	1,080,000	1,096,783

16	Columbia Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nebraska 1.3%
Douglas County Hospital Authority No. 2
Revenue Bonds
Health Facilities-Immanuel Obligation Group Series 2010
01/01/40	5.625%	875,000	928,944
Madonna Rehabilitation Hospital Series 2014
05/15/28	5.000%	2,025,000	2,246,272
Madonna Rehabilitation Hospital Series 2014
05/15/29	5.000%	2,125,000	2,342,621
Madonna Rehabilitation Hospital Series 2014
05/15/30	5.000%	2,000,000	2,191,480
Madonna Rehabilitation Hospital Series 2014
05/15/36	5.000%	1,000,000	1,067,190
Madonna Rehabilitation Hospital Series 2014
05/15/44	5.000%	6,400,000	6,769,408
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System Series 2015
11/01/45	5.000%	12,500,000	13,619,750
Madison County Hospital Authority No. 1
Revenue Bonds
Faith Regional Health Services Project Series 2008A-1
07/01/33	6.000%	11,500,000	12,162,515
Nebraska Elementary & Secondary School Finance Authority
Revenue Bonds
Boys Town Project Series 2008
09/01/28	4.750%	6,800,000	7,087,980
Total			48,416,160
Nevada 0.7%
Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center Series 2012
09/01/33	5.000%	2,500,000	2,669,850
City of Sparks(c)
Tax Anticipation Revenue Bonds
Senior Sales Series 2008A
06/15/28	6.750%	2,000,000	2,052,280
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Clark Department of Aviation
Revenue Bonds
Las Vegas-McCarran International Airport Series 2010A
07/01/34	5.125%	18,750,000	20,263,125
State of Nevada Department of Business & Industry(d)
Revenue Bonds
Republic Services, Inc. Project Series 2003 AMT
12/01/26	5.625%	2,000,000	2,076,800
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy Series 2015A
12/15/35	5.000%	1,025,000	1,021,248
Total			28,083,303
New Hampshire 0.1%
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Elliot Hospital Series 2016
10/01/38	5.000%	3,150,000	3,418,412
New Jersey 2.9%
Middlesex County Improvement Authority(h)
Revenue Bonds
Heldrich Center Hotel Series 2005C
01/01/37	0.000%	1,500,000	44,190
Subordinated Revenue Bonds
Heldrich Center Hotel Series 2005B
01/01/37	0.000%	4,000,000	155,840
New Jersey Economic Development Authority
Refunding Revenue Bonds
School Facilities Construction Series 2005N-1 (AGM)
09/01/25	5.500%	14,500,000	17,192,215
School Facilities Construction Series 2005N-1 (NPFGC)
09/01/27	5.500%	5,000,000	5,862,750
Revenue Bonds
Lions Gate Project Series 2014
01/01/34	5.000%	1,000,000	1,020,400
Lions Gate Project Series 2014
01/01/44	5.250%	2,000,000	2,049,600
MSU Student Housing Project-Provident Series 2010
06/01/31	5.750%	4,350,000	4,709,919

Columbia Tax-Exempt Fund | Quarterly Report 2017	17

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
MSU Student Housing Project-Provident Series 2010
06/01/42	5.875%	14,500,000	15,626,070
Provident Group-Rowan Properties LLC Series 2015
01/01/48	5.000%	7,200,000	7,554,888
Series 2015WW
06/15/40	5.250%	2,750,000	2,802,663
New Jersey Economic Development Authority(d)
Revenue Bonds
Continental Airlines, Inc. Project Series 1999 AMT
09/15/23	5.125%	5,000,000	5,327,500
Continental Airlines, Inc. Project Series 1999 AMT
09/15/29	5.250%	2,500,000	2,704,850
New Jersey Health Care Facilities Financing Authority
Prerefunded 07/01/18 Revenue Bonds
St. Josephs Healthcare Systems Series 2008
07/01/38	6.625%	4,000,000	4,261,840
Revenue Bonds
Virtua Health Series 2009
07/01/33	5.750%	750,000	815,580
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation Program Series 2015AA
06/15/45	5.000%	10,000,000	10,006,000
Transportation System Series 2011B
06/15/31	5.500%	7,250,000	7,600,827
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2005A (AGM)
01/01/30	5.250%	2,000,000	2,495,460
Revenue Bonds
Series 2004C-2 (AMBAC)
01/01/25	5.500%	2,500,000	3,032,400
Union County Utilities Authority(d)
Refunding Revenue Bonds
Covanta Union Series 2011 AMT
12/01/31	5.250%	15,000,000	16,156,800
Total			109,419,792
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Mexico 0.4%
New Mexico Hospital Equipment Loan Council
Prerefunded 08/01/18 Revenue Bonds
Presbyterian Healthcare Services Series 2008
08/01/32	6.375%	5,920,000	6,315,752
Presbyterian Healthcare Services Series 2008
08/01/32	6.375%	2,730,000	2,912,500
Revenue Bonds
Presbyterian Healthcare Services Series 2009
08/01/39	5.000%	6,500,000	6,958,120
Total			16,186,372
New York 3.1%
Brooklyn Arena Local Development Corp.
Prerefunded 01/15/20 Revenue Bonds
Barclays Center Project Series 2009
07/15/30	6.000%	6,500,000	7,331,935
Build NYC Resource Corp.(c),(d)
Refunding Revenue Bonds
Pratt Paper, Inc. Project Series 2014 AMT
01/01/25	4.500%	500,000	524,720
Long Island Power Authority
Prerefunded 05/01/19 Revenue Bonds
Series 2008A
05/01/33	6.000%	2,725,000	2,993,522
New York City Industrial Development Agency
Revenue Bonds
Pilot-Yankee Stadium-Payment I Series 2006I (FGIC)
03/01/46	5.000%	2,000,000	2,011,620
New York City Transitional Finance Authority Building Aid
Revenue Bonds
Fiscal 2009 Series 2009S-4
01/15/25	5.125%	2,000,000	2,134,360
New York Counties Tobacco Trust VI
Tobacco Settlement Pass-Through Bonds
Series 2016
06/01/45	5.000%	1,860,000	1,969,554
New York State Dormitory Authority
Prerefunded 12/01/18 Revenue Bonds
Orange Regional Medical Center Series 2008
12/01/29	6.125%	2,250,000	2,431,350

18	Columbia Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Consolidated City University System 2nd Generation Series 1993A
07/01/18	5.750%	2,380,000	2,446,307
Consolidated City University System 2nd Generation Series 1993A
07/01/20	6.000%	13,350,000	14,926,368
Independent School District-Educational Housing Services Series 2005 (AMBAC)
07/01/30	5.250%	3,000,000	3,595,920
New York Transportation Development Corp.(d)
Revenue Bonds
LaGuardia Airport Terminal B Redevelopment Series 2016 AMT
07/01/41	4.000%	10,000,000	9,631,400
Laguardia Airport Terminal B Redevelopment Project Series 2016 AMT
01/01/50	5.250%	7,500,000	8,127,450
LaGuardia Airport Terminal B Redevelopment Project Series 2016 AMT
07/01/46	4.000%	7,000,000	6,658,050
Port Authority of New York & New Jersey(d)
Revenue Bonds
5th Installment-Special Project Series 1996-4 AMT
10/01/19	6.750%	3,200,000	3,255,360
JFK International Air Terminal Special Project Series 1997 (NPFGC) AMT
12/01/22	5.750%	6,500,000	6,579,950
Port Authority of New York & New Jersey
Revenue Bonds
JFK International Air Terminal Series 2010
12/01/36	6.000%	7,000,000	7,878,220
Suffolk County Industrial Development Agency(d)
Revenue Bonds
Nissequogue Cogen Partners Facility Series 1998 AMT
01/01/23	5.500%	5,420,000	5,419,512
Triborough Bridge & Tunnel Authority
Revenue Bonds
General Purpose Series 1992Y Escrowed to Maturity
01/01/21	6.125%	11,000,000	12,231,120
Ulster County Capital Resource Corp.(c),(f)
Refunding Revenue Bonds
Alliance Senior Living Co. Series 2014A
09/15/44	0.000%	545,000	482,826
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ulster County Capital Resource Corp.(c)
Refunding Revenue Bonds
Alliance Senior Living Co. Series 2014B
09/15/44	7.000%	2,765,000	2,783,664
Ulster County Industrial Development Agency
Revenue Bonds
Series 2007A
09/15/37	6.000%	2,900,000	2,889,647
Series 2007A
09/15/42	6.000%	7,000,000	7,002,590
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center Series 2016
11/01/46	5.000%	4,000,000	4,250,480
Total			117,555,925
North Carolina 0.7%
Durham Housing Authority(d)
Revenue Bonds
Magnolia Pointe Apartments Series 2005 AMT
02/01/38	5.650%	3,043,976	3,086,987
North Carolina Department of Transportation(d)
Revenue Bonds
I-77 Hot Lanes Project Series 2015 AMT
06/30/54	5.000%	10,000,000	10,480,300
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/19 Revenue Bonds
Series 2009A
01/01/26	5.500%	300,000	322,365
Prerefunded 01/01/22 Revenue Bonds
Series 1988A
01/01/26	6.000%	1,940,000	2,333,645
North Carolina Medical Care Commission
Prerefunded 11/01/18 Revenue Bonds
1st Mortgage-Deerfield Episcopal Series 2008A
11/01/33	6.000%	4,060,000	4,364,175
Refunding Revenue Bonds
1st Mortgage-Givens Estates Series 2007
07/01/33	5.000%	5,000,000	5,136,150
Revenue Bonds
Health Care Housing-Arc Projects Series 2004A
10/01/34	5.800%	1,400,000	1,403,206

Columbia Tax-Exempt Fund | Quarterly Report 2017	19

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Turnpike Authority(f)
Revenue Bonds
Series 2017C
07/01/30	0.000%	445,000	251,848
Series 2017C
07/01/34	0.000%	1,135,000	505,325
Total			27,884,001
North Dakota 0.3%
County of McLean
Revenue Bonds
Great River Energy Series 2010B
07/01/40	5.150%	7,900,000	8,266,323
County of Ward
Revenue Bonds
Trinity Obligated Group Series 2006
07/01/29	5.125%	4,490,000	4,501,405
Total			12,767,728
Ohio 1.5%
American Municipal Power, Inc.
Revenue Bonds
AMP Fremont Energy Center Project Series 2012
02/15/37	5.000%	13,220,000	14,491,632
Greenup Hydroelectric Project Series 2016A
02/15/36	4.000%	500,000	511,910
City of Lakewood Water System
Revenue Bonds
Mortgage Series 1995 (AMBAC)
07/01/20	5.850%	865,000	925,187
City of Middleburg Heights
Revenue Bonds
Southwest General Facilities Series 2011
08/01/36	5.250%	2,380,000	2,563,831
Southwest General Facilities Series 2011
08/01/41	5.250%	6,900,000	7,390,383
Cleveland Department of Public Utilities Division of Public Power
Revenue Bonds
Series 2008B-1 (NPFGC)
11/15/28	5.000%	500,000	518,530
Cleveland Department of Public Utilities Division of Water
Refunding Revenue Bonds
1st Mortgage Series 1993G (NPFGC)
01/01/21	5.500%	2,790,000	3,040,904
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio Higher Educational Facility Commission
Revenue Bonds
University of Dayton Project Series 2009
12/01/24	5.500%	3,000,000	3,202,650
Ohio Turnpike & Infrastructure Commission
Refunding Revenue Bonds
Series 1998A (NPFGC)
02/15/26	5.500%	3,000,000	3,729,180
State of Ohio(d)
Revenue Bonds
Portsmouth Bypass Project Series 2015 AMT
06/30/53	5.000%	9,835,000	10,373,958
Toledo-Lucas County Port Authority
Refunding Revenue Bonds
CSX Transportation, Inc. Project Series 1992
12/15/21	6.450%	3,950,000	4,727,044
Revenue Bonds
University of Toledo Project Series 2014
07/01/46	5.000%	5,000,000	5,179,450
Special Assessment Bonds
Town Square - Levis Commons Project Series 2016
11/01/36	5.400%	1,280,518	1,280,659
Toledo-Lucas County Port Authority(f)
Special Assessment Bonds
Town Square - Levis Commons Project Series 2016
11/01/36	0.000%	510,206	5
Total			57,935,323
Oklahoma 0.0%
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project Series 2017
11/15/45	5.250%	2,000,000	2,128,280
Oregon 0.5%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project Series 2014
05/01/40	5.000%	1,500,000	1,575,105
Cow Creek Band of Umpqua Tribe of Indians(c),(g)
Revenue Bonds
Series 2006C
10/01/26	5.625%	3,500,000	3,504,410

20	Columbia Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront Series 2014A
10/01/44	5.400%	3,225,000	3,427,498
Oregon Health & Science University
Prerefunded 06/01/19 Revenue Bonds
Series 2009A
07/01/39	5.750%	4,500,000	4,950,450
Port of Portland Airport(d)
Revenue Bonds
Series 2017-24B AMT
07/01/33	5.000%	1,000,000	1,149,610
Series 2017-24B AMT
07/01/34	5.000%	1,355,000	1,546,814
Series 2017-24B AMT
07/01/42	5.000%	2,000,000	2,232,140
Total			18,386,027
Pennsylvania 4.6%
Butler County Hospital Authority
Prerefunded 07/01/19 Revenue Bonds
Butler Health Systems Project Series 2009
07/01/39	7.250%	7,000,000	7,895,020
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Ministries Series 2015
01/01/38	5.000%	8,840,000	9,287,569
Dauphin County Industrial Development Authority(d)
Revenue Bonds
Dauphin Consolidated Water Supply Series 1992A AMT
06/01/24	6.900%	3,400,000	4,197,640
Delaware Valley Regional Finance Authority
Revenue Bonds
Series 1997C (AMBAC)
07/01/27	7.750%	1,000,000	1,390,860
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network Series 2015
01/15/45	5.250%	11,150,000	11,793,355
Pennsylvania Convention Center Authority
Revenue Bonds
Series 1989A Escrowed to Maturity (FGIC)
09/01/19	6.000%	14,010,000	14,882,122
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
PA Bridges Finco LP Series 2015 AMT
12/31/38	5.000%	1,625,000	1,768,179
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
PA Bridges Finco LP Series 2015 AMT
06/30/42	5.000%	29,375,000	31,797,850
Proctor & Gamble Paper Project Series 2001 AMT
03/01/31	5.375%	1,000,000	1,222,780
Pennsylvania Economic Development Financing Authority
Revenue Bonds
Philadelphia Biosolids Facility Series 2009
01/01/32	6.250%	5,325,000	5,663,297
Pennsylvania Turnpike Commission
Refunding Subordinated Revenue Bonds
Series 2015A-1
12/01/45	5.250%	25,295,000	28,335,206
Series 2016A-1
12/01/46	5.000%	10,000,000	10,788,600
Revenue Bonds
Series 2014B
12/01/44	5.250%	10,000,000	11,080,200
Subordinated Revenue Bonds
Series 2014A-1
12/01/43	5.000%	16,940,000	18,397,179
Philadelphia Authority for Industrial Development
Revenue Bonds
First Philadelphia Preparatory Charter School Series 2014
06/15/43	7.250%	5,475,000	6,308,569
Philadelphia Municipal Authority
Revenue Bonds
Lease Series 2009
04/01/34	6.500%	2,500,000	2,758,450
Washington County Industrial Development Authority
Revenue Bonds
Washington Jefferson College Series 2010
11/01/36	5.000%	4,850,000	5,257,982
Westmoreland County Municipal Authority(f)
Revenue Bonds
Capital Appreciation Series 1999A (NPFGC)
08/15/22	0.000%	2,000,000	1,773,740
Total			174,598,598

Columbia Tax-Exempt Fund | Quarterly Report 2017	21

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico 0.3%
Puerto Rico Electric Power Authority(g)
Refunding Revenue Bonds
Series 2007UU (AGM)
07/01/23	5.000%	1,000,000	1,003,560
Revenue Bonds
Series 2003NN (NPFGC)
07/01/21	5.250%	3,500,000	3,785,285
Puerto Rico Highways & Transportation Authority(g)
Refunding Revenue Bonds
Series 2003AA (NPFGC)
07/01/20	5.500%	180,000	193,185
Puerto Rico Public Finance Corp.(g)
Revenue Bonds
Commonwealth Appropriation Series 2002E Escrowed to Maturity (AMBAC)
08/01/27	5.500%	450,000	556,538
Unrefunded Revenue Bonds
Commonwealth Appropriation Series 2002E Escrowed to Maturity
08/01/26	6.000%	2,470,000	3,131,170
Commonwealth Appropriation Series 2002E Escrowed to Maturity (AMBAC)
08/01/27	5.500%	1,050,000	1,298,587
Total			9,968,325
South Carolina 1.6%
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Electric Series 1991 (NPFGC)
01/01/21	6.250%	1,250,000	1,457,463
Unrefunded Revenue Bonds
Series 1993 (NPFGC)
01/01/25	5.375%	11,180,000	13,156,736
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
The Woodlands at Furman Project Series 2012
11/15/42	6.000%	5,133,239	4,929,295
Revenue Bonds
York Preparatory Academy Project Series 2014A
11/01/23	5.750%	985,000	1,036,210
York Preparatory Academy Project Series 2014A
11/01/33	7.000%	910,000	997,133
York Preparatory Academy Project Series 2014A
11/01/45	7.250%	3,935,000	4,343,728
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Jobs-Economic Development Authority(f)
Refunding Revenue Bonds
The Woodlands at Furman Project Subordinated Series 2012
11/15/47	0.000%	1,169,183	148,077
South Carolina Ports Authority(d)
Revenue Bonds
Series 2015 AMT
07/01/50	5.250%	13,675,000	14,905,887
South Carolina Public Service Authority
Prerefunded 01/01/19 Revenue Bonds
Series 2008A
01/01/28	5.375%	10,000	10,725
Refunding Revenue Bonds
Series 2016B
12/01/56	5.000%	12,000,000	12,816,840
Revenue Bonds
Series 2015E
12/01/55	5.250%	5,415,000	5,851,936
Total			59,654,030
South Dakota 0.3%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Sanford Obligated Group Series 2015
11/01/35	5.000%	2,500,000	2,783,600
Sanford Obligated Group Series 2015
11/01/45	5.000%	6,920,000	7,539,894
State of South Dakota
Revenue Bonds
Series 1993A Escrowed to Maturity (AGM)
09/01/17	6.700%	1,630,000	1,659,193
Total			11,982,687
Tennessee 0.2%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I Series 2015
10/01/32	5.000%	1,300,000	1,402,778
Student Housing - CDFI Phase I Series 2015
10/01/35	5.000%	645,000	686,454

22	Columbia Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center Series 2016
07/01/46	5.000%	6,800,000	7,509,920
Total			9,599,152
Texas 10.4%
Bexar County Health Facilities Development Corp.
Prerefunded 07/01/20 Revenue Bonds
Army Retirement Residence Series 2010
07/01/30	5.875%	1,155,000	1,320,361
Army Retirement Residence Project Series 2010
07/01/45	6.200%	7,200,000	8,303,400
Unrefunded Revenue Bonds
Army Retirement Residence Series 2010
07/01/30	5.875%	215,000	234,122
Capital Area Cultural Education Facilities Finance Corp.
Revenue Bonds
Roman Catholic Diocese Series 2005B
04/01/45	6.125%	13,450,000	14,869,916
Central Texas Regional Mobility Authority
Prerefunded 01/01/21 Revenue Bonds
Senior Lien Series 2011
01/01/41	6.000%	8,620,000	10,042,041
Refunding Revenue Bonds
Senior Lien Series 2013A
01/01/33	5.000%	2,700,000	2,938,572
Series 2016
01/01/46	5.000%	9,835,000	10,875,838
Revenue Bonds
Senior Lien Series 2015A
01/01/45	5.000%	3,000,000	3,301,710
Central Texas Regional Mobility Authority(f)
Revenue Bonds
Capital Appreciation Series 2010
01/01/25	0.000%	2,000,000	1,519,760
Central Texas Turnpike System
Refunding Revenue Bonds
1st Tier Series 2012A
08/15/41	5.000%	16,075,000	17,539,272
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2015C
08/15/42	5.000%	14,730,000	16,052,165
Subordinated Refunding Revenue Bonds
Series 2015C
08/15/37	5.000%	10,000,000	10,944,600
City of Austin Airport System(d)
Revenue Bonds
Series 2017B AMT
11/15/41	5.000%	1,000,000	1,113,100
Series 2017B AMT
11/15/46	5.000%	3,000,000	3,329,070
City of Houston Airport System
Refunding Revenue Bonds
Senior Lien Series 2009A
07/01/34	5.500%	10,500,000	11,029,515
City of Houston Airport System(d)
Refunding Revenue Bonds
Special Facilities-United Airlines Series 2011A AMT
07/15/30	6.500%	5,555,000	6,100,668
United Airlines, Inc. Series 2014 AMT
07/01/29	5.000%	4,000,000	4,256,120
Subordinated Refunding Revenue Bonds
Lien Series 2012A AMT
07/01/31	5.000%	5,000,000	5,425,900
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools Series 2011
08/15/41	5.750%	2,000,000	2,150,700
Idea Public Schools Series 2012
08/15/32	5.000%	2,165,000	2,260,996
Idea Public Schools Series 2012
08/15/42	5.000%	5,575,000	5,739,128
Idea Public Schools Series 2013
08/15/33	6.000%	990,000	1,129,937
International Leadership Series 2015
08/15/38	5.750%	5,810,000	6,026,597
International Leadership of Texas Series 2015
08/15/45	5.750%	10,500,000	10,841,460
Series 2015A
12/01/35	5.000%	2,200,000	2,321,154

Columbia Tax-Exempt Fund | Quarterly Report 2017	23

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015A
12/01/45	5.000%	1,100,000	1,148,290
Dallas Love Field(d)
Revenue Bonds
Series 2017 AMT
11/01/34	5.000%	750,000	849,405
Series 2017 AMT
11/01/35	5.000%	1,000,000	1,127,330
Dallas/Fort Worth International Airport
Refunding Revenue Bonds
Series 2012B
11/01/35	5.000%	10,000,000	11,057,900
Dallas/Fort Worth International Airport(d)
Refunding Revenue Bonds
Series 2014A AMT
11/01/32	5.000%	3,400,000	3,761,216
Deaf Smith County Hospital District
Limited General Obligation Bonds
Series 2010A
03/01/40	6.500%	4,000,000	4,307,080
Harris County Health Facilities Development Corp.
Prerefunded 12/01/18 Revenue Bonds
Memorial Hermann Healthcare System Series 2008B
12/01/35	7.250%	8,800,000	9,670,848
Revenue Bonds
St. Luke’s Episcopal Hospital Project Series 1991 Escrowed to Maturity
02/15/21	6.750%	1,620,000	1,754,881
Houston Higher Education Finance Corp.
Prerefunded 05/15/21 Revenue Bonds
Harmony Public Schools Series 2011A
05/15/41	6.875%	4,045,000	4,915,767
La Vernia Higher Education Finance Corp.
Prerefunded 08/15/19 Revenue Bonds
Kipp, Inc. Series 2009A
08/15/44	6.375%	7,500,000	8,375,325
Matagorda County Navigation District No. 1
Refunding Revenue Bonds
Central Power & Light Co. Project Series 2001A
11/01/29	6.300%	2,800,000	3,122,616
Mission Economic Development Corp(d)
Revenue Bonds
Dallas Clean Energy McCommas Series 2011 AMT
12/01/24	6.875%	15,000,000	15,214,500
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mission Economic Development Corp.(c),(d)
Revenue Bonds
Senior Lien - Natgasoline Project Series 2016 AMT
10/01/31	5.750%	500,000	524,045
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park Series 2016
07/01/31	4.000%	1,000,000	1,007,610
Cardinal Bay, Inc. - Village on the Park Series 2016
07/01/46	5.000%	4,600,000	4,848,860
Cardinal Bay, Inc. - Village on the Park Series 2016
07/01/51	4.750%	2,715,000	2,775,653
Collegiate Housing College Station Series 2014
04/01/46	5.000%	7,250,000	7,559,720
Collegiate Housing Tarleton State University Series 2015
04/01/47	5.000%	2,995,000	3,132,381
NCCD-College Station Properties LLC Series 2015A
07/01/47	5.000%	25,860,000	27,113,176
North Texas Tollway Authority
Refunding Revenue Bonds
1st Tier Series 2009C
01/01/44	5.250%	5,000,000	5,263,700
1st Tier Series 2011
01/01/38	5.000%	5,500,000	5,891,710
1st Tier Series 2012B
01/01/42	5.000%	12,845,000	13,957,249
2nd Tier Series 2015A
01/01/38	5.000%	9,230,000	10,272,621
Series 2016A
01/01/39	5.000%	2,500,000	2,814,225
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/36	5.000%	390,000	389,973
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project Series 2014A
11/15/34	7.500%	2,000,000	2,248,360

24	Columbia Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
MRC Crossings Project Series 2014A
11/15/44	7.750%	2,800,000	3,162,824
San Juan Higher Education Finance Authority
Prerefunded 08/15/20 Revenue Bonds
Idea Public Schools Series 2010A
08/15/40	6.700%	2,700,000	3,170,907
Sanger Industrial Development Corp.(c),(d)
Revenue Bonds
Texas Pellets Project Series 2012B AMT
07/01/38	8.000%	34,645,000	15,241,721
Tarrant County Cultural Education Facilities Finance Corp.
Prerefunded 05/15/17 Revenue Bonds
Air Force Villages, Inc. Obligation Group Series 2007
05/15/27	5.125%	2,000,000	2,004,020
Air Force Villages, Inc. Obligation Group Series 2007
05/15/37	5.125%	2,000,000	2,004,020
Refunding Revenue Bonds
Barton Creek Senior Living Center Series 2015
11/15/25	5.000%	1,675,000	1,875,296
Barton Creek Senior Living Center Series 2015
11/15/30	5.000%	2,345,000	2,503,241
Barton Creek Senior Living Center Series 2015
11/15/35	5.000%	1,750,000	1,822,817
Barton Creek Senior Living Center Series 2015
11/15/40	5.000%	1,195,000	1,230,145
Trinity Terrace Project Series 2014
10/01/44	5.000%	2,500,000	2,616,625
Trinity Terrace Project Series 2014
10/01/49	5.000%	1,870,000	1,948,914
Revenue Bonds
CC Young Memorial Home Series 2009A
02/15/38	8.000%	4,000,000	4,316,560
Texas City Industrial Development Corp.
Refunding Revenue Bonds
Arco Pipe Line Co. Project Series 1990
10/01/20	7.375%	2,000,000	2,356,280
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas Municipal Gas Acquisition & Supply Corp. III
Revenue Bonds
Series 2012
12/15/29	5.000%	8,300,000	9,028,242
Series 2012
12/15/32	5.000%	7,500,000	8,054,250
Texas Private Activity Bond Surface Transportation Corp.(d)
Revenue Bonds
Senior Lien - Blueridge Transportation Series 2016 AMT
12/31/50	5.000%	7,750,000	8,247,860
Senior Lien - Blueridge Transportation Series 2016 AMT
12/31/55	5.000%	13,250,000	14,055,600
Uptown Development Authority
Prerefunded 09/01/19 Tax Allocation Bonds
Infrastructure Improvement Facilities Series 2009
09/01/29	5.500%	500,000	550,180
Total			396,960,045
Utah 0.5%
Salt Lake City Corp. Airport(d)
Revenue Bonds
Series 2017A AMT
07/01/36	5.000%	4,000,000	4,546,440
Series 2017A AMT
07/01/47	5.000%	11,500,000	12,923,585
Total			17,470,025
Virginia 0.8%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution Series 2016
07/01/46	5.000%	3,500,000	3,865,400
1st Tier General Resolution Series 2016
07/01/51	5.000%	2,700,000	2,966,409
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System Senior Series 2012A
07/15/47	5.000%	7,505,000	7,861,188
Fairfax County Industrial Development Authority
Refunding Revenue Bonds
Inova Health System Project Series 1993
08/15/23	5.000%	10,000,000	11,469,500

Columbia Tax-Exempt Fund | Quarterly Report 2017	25

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare Obligation Series 2014
06/15/30	5.000%	1,000,000	1,102,580
Mary Washington Healthcare Obligation Series 2014
06/15/31	5.000%	800,000	875,640
Mary Washington Healthcare Obligation Series 2014
06/15/33	5.000%	500,000	540,715
Mosaic District Community Development Authority
Special Assessment Bonds
Series 2011A
03/01/26	6.625%	2,145,000	2,367,951
Total			31,049,383
Washington 1.5%
Greater Wenatchee Regional Events Center Public Facilities District
Revenue Bonds
Series 2012A
09/01/27	5.000%	1,540,000	1,593,469
Series 2012A
09/01/32	5.250%	1,000,000	1,022,570
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/35	6.000%	1,300,000	1,255,202
Series 2015A
12/01/45	6.250%	2,500,000	2,411,250
Skagit County Public Hospital District No. 1
Prerefunded 12/01/17 Revenue Bonds
Skagit Valley Hospital Series 2007
12/01/28	5.750%	1,500,000	1,543,440
Snohomish County Public Utility District No. 1
Refunding Revenue Bonds
Generation System Series 1986A Escrowed to Maturity
01/01/20	5.000%	12,000,000	13,203,360
Washington Health Care Facilities Authority
Revenue Bonds
Overlake Hospital Medical Center Series 2010
07/01/30	5.500%	3,000,000	3,292,230
Washington Higher Education Facilities Authority
Prerefunded 10/01/19 Revenue Bonds
Whitworth University Project Series 2009
10/01/40	5.625%	4,685,000	5,187,888
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington State Housing Finance Commission
Prerefunded 01/01/23 Revenue Bonds
Presbyterian Retirement Series 2013
01/01/28	5.000%	985,000	1,160,113
Refunding Revenue Bonds
Nonprofit Housing-Mirabella Series 2012
10/01/32	6.500%	9,800,000	10,244,430
Nonprofit Housing-Mirabella Series 2012
10/01/47	6.750%	1,000,000	1,039,150
Presbyterian Retirement Series 2013 Escrowed to Maturity
01/01/23	5.000%	500,000	546,570
Revenue Bonds
Heron’s Key Series 2015A
07/01/30	6.500%	480,000	476,179
Heron’s Key Series 2015A
07/01/35	6.750%	550,000	544,824
Heron’s Key Series 2015A
07/01/45	7.000%	1,800,000	1,766,142
Unrefunded Revenue Bonds
Presbyterian Retirement Series 2013
01/01/23	5.000%	500,000	529,820
Presbyterian Retirement Series 2013
01/01/28	5.000%	1,030,000	1,052,886
Presbyterian Retirement Series 2013
01/01/33	5.000%	1,315,000	1,323,298
Presbyterian Retirement Series 2013
01/01/43	5.250%	3,870,000	3,903,708
Washington State Housing Finance Commission(c)
Refunding Revenue Bonds
Bayview Manor Homes Series 2016A
07/01/46	5.000%	2,475,000	2,474,827
Skyline 1st Hill Project Series 2015
01/01/20	4.125%	375,000	372,825
Skyline 1st Hill Project Series 2015
01/01/25	5.000%	770,000	760,637

26	Columbia Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Skyline 1st Hill Project Series 2015
01/01/35	5.750%	575,000	562,781
Skyline 1st Hill Project Series 2015
01/01/45	6.000%	2,325,000	2,265,108
Total			58,532,707
West Virginia 0.1%
West Virginia Economic Development Authority
Refunding Revenue Bonds
Appalachian Power Co.-Amos Project Series 2010A
12/01/38	5.375%	3,850,000	4,211,553
Wisconsin 3.4%
City of La Crosse(d)
Refunding Revenue Bonds
Northern States Power Co. Project Series 1996 AMT
11/01/21	6.000%	6,000,000	7,038,060
Monroe Redevelopment Authority
Prerefunded 02/15/19 Revenue Bonds
Monroe Clinic, Inc. Series 2009
02/15/39	5.875%	5,000,000	5,429,250
Public Finance Authority(d)
Refunding Revenue Bonds
Celanese Project Series 2016B AMT
12/01/25	5.000%	4,500,000	4,970,610
TRIPS Senior Obligation Group Series 2012B AMT
07/01/28	5.250%	4,000,000	4,295,200
TRIPS Senior Obligation Group Series 2012B AMT
07/01/42	5.000%	2,000,000	2,052,540
Waste Management, Inc. Project Series 2016 AMT
05/01/27	2.875%	2,370,000	2,319,211
Public Finance Authority(c)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst Series 2017
05/15/42	5.250%	820,000	860,459
Mary’s Woods at Marylhurst Series 2017
05/15/47	5.250%	1,105,000	1,152,294
State of Wisconsin
Prerefunded 05/01/19 Revenue Bonds
Series 2009
05/01/33	5.750%	1,675,000	1,830,942
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Revenue Bonds
Series 2009A
05/01/33	5.750%	16,025,000	17,451,065
Wisconsin Health & Educational Facilities Authority
Prerefunded 02/15/19 Revenue Bonds
ProHealth Care, Inc. Obligation Group Series 2009
02/15/39	6.625%	25,150,000	27,641,610
Prerefunded 09/15/19 Revenue Bonds
St. John’s Community, Inc. Series 2009A
09/15/29	7.250%	1,000,000	1,142,840
St. John’s Community, Inc. Series 2009A
09/15/39	7.625%	1,000,000	1,151,620
Refunding Revenue Bonds
Ascension Health Credit Group Series 2016
11/15/46	4.000%	28,000,000	28,062,720
Revenue Bonds
Aurora Health Care, Inc. Series 2010A
04/15/39	5.625%	6,100,000	6,574,153
Beaver Dam Community Hospitals Series 2013A
08/15/28	5.125%	6,750,000	7,223,985
Beaver Dam Community Hospitals Series 2013A
08/15/34	5.250%	8,000,000	8,437,440
Unrefunded Revenue Bonds
Medical College of Wisconsin Series 2008A
12/01/35	5.250%	1,365,000	1,440,034
Total			129,074,033
Wyoming 0.2%
County of Campbell
Revenue Bonds
Basin Electric Power Cooperative Series 2009A
07/15/39	5.750%	7,900,000	8,484,600
Total Municipal Bonds (Cost $3,582,737,667)			3,737,601,040

Columbia Tax-Exempt Fund | Quarterly Report 2017	27

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2017 (Unaudited)
Municpal Bonds Held in Trust 0.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts 0.4%
Massachusetts Health & Educational Facilities Authority(a),(c),(i)
Revenue Bonds
Harvard University Series 2009A
11/15/36	5.500%	16,000,000	17,123,840
Total Municipal Bonds Held in Trust (Cost $16,418,436)			17,123,840

Money Market Funds 0.0%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.660%(j)	584,095	584,095
Total Money Market Funds (Cost $584,095)		584,095
Total Investments (Cost $3,628,440,198)		3,784,008,975
Other Assets & Liabilities, Net		33,215,670
Net Assets		$3,817,224,645
At April 30, 2017, securities and/or cash totaling $1,210,000 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at April 30, 2017
Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Long Bond	(275)	USD	(42,066,406)	06/2017	—	(664,472)
Notes to Portfolio of Investments
(a)	Variable rate security.
(b)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2017, the value of these securities amounted to $108,352,012 which represents 2.84% of net assets.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Represents a security purchased on a when-issued basis.
(f)	Zero coupon bond.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2017, the value of these securities amounted to $27,962,504 which represents 0.73% of net assets.
(h)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2017, the value of these securities amounted to $901,973 which represents 0.02% of net assets.
(i)	The Fund entered into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trust funds the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund’s Portfolio of Investments.
28	Columbia Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(j)	The rate shown is the seven-day current annualized yield at April 30, 2017.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IBC	Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At April 30, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
3,628,440,000	230,257,000	(74,688,000)	155,569,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
Columbia Tax-Exempt Fund | Quarterly Report 2017	29

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2017 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	4,420,000	24,280,000	—	28,700,000
Municipal Bonds	—	3,737,601,040	—	3,737,601,040
Municpal Bonds Held in Trust	—	17,123,840	—	17,123,840
Money Market Funds	584,095	—	—	584,095
Total Investments	5,004,095	3,779,004,880	—	3,784,008,975
Derivatives
Liability
Futures Contracts	(664,472)	—	—	(664,472)
Total	4,339,623	3,779,004,880	—	3,783,344,503
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
30	Columbia Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments
CMG Ultra Short Term Bond Fund, April 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 26.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Academic Loan Funding Trust(a),(b)
Series 2012-1A Class A1
12/27/22	1.791%	860,436	860,884
AccessLex Institute(b)
Series 2004A Class A2
04/25/29	1.416%	1,262,613	1,256,060
Series 2005-1 Class A3
06/22/22	1.306%	2,733,239	2,731,488
Ally Auto Receivables Trust
Series 2016-2 Class A2
10/15/18	1.170%	2,145,197	2,145,122
Ally Master Owner Trust
Series 2012-4 Class A
07/15/19	1.720%	16,666,000	16,679,223
Series 2012-5 Class A
09/15/19	1.540%	18,988,000	18,999,868
Series 2014-4 Class A2
06/17/19	1.430%	8,000,000	8,001,266
Series 2014-5 Class A2
10/15/19	1.600%	17,650,000	17,661,841
Series 2015-3 Class A
05/15/20	1.630%	10,000,000	10,000,308
American Credit Acceptance Receivables Trust(a)
Series 2015-2 Class A
06/12/19	1.570%	35,079	35,078
Series 2015-3 Class A
09/12/19	1.950%	328,852	328,867
Series 2016-1A Class A
05/12/20	2.370%	716,639	717,266
Series 2016-3 Class A
11/12/20	1.700%	8,549,262	8,536,702
Series 2016-4 Class A
06/12/20	1.500%	6,447,961	6,442,010
Series 2017-1 Class A
06/15/20	1.720%	10,534,322	10,530,311
AmeriCredit Automobile Receivables Trust
Series 2015-3 Class A2A
01/08/19	1.070%	273,614	273,596
Series 2016-1 Class A2A
06/10/19	1.520%	700,468	700,736
AmeriCredit Automobile Receivables Trust(b)
Series 2016-3 Class A2B
11/08/19	1.549%	2,462,102	2,466,010
ARI Fleet Lease Trust(a)
Series 2016-A Class A2
07/15/24	1.820%	5,383,667	5,382,157
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ascentium Equipment Receivables Trust(a)
Series 2016-2A Class A1
11/10/17	1.100%	1,503,244	1,503,159
Ascentium Equipment Receivables Trust(a),(c)
Series 2017-1A Class A2
07/10/19	1.870%	3,050,000	3,049,861
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2013-1A Class A
09/20/19	1.920%	5,808,000	5,802,406
California Republic Auto Receivables Trust
Series 2013-2 Class A2
03/15/19	1.230%	537,438	537,109
Series 2016-1 Class A2
12/17/18	1.500%	3,313,207	3,314,265
California Republic Auto Receivables Trust(a)
Series 2015-4 Class A2
09/17/18	1.600%	72,326	72,334
CarMax Auto Owner Trust
Series 2013-4 Class A4
05/15/19	1.280%	7,899,797	7,896,130
Series 2015-3 Class A2A
11/15/18	1.100%	584,939	584,751
Series 2016-4 Class A2
11/15/19	1.210%	3,300,000	3,293,551
CCG Receivables Trust(a)
Series 2014-1 Class A2
11/15/21	1.060%	943,183	943,099
Series 2015-1 Class A2
11/14/18	1.460%	3,684,812	3,678,056
Chesapeake Funding II LLC(a)
Series 2016-1A Class A1
03/15/28	2.110%	6,530,637	6,534,757
Series 2016-2A Class A1
06/15/28	1.880%	5,150,000	5,134,259
Chrysler Capital Auto Receivables Trust(a)
Series 2016-BA Class A2
01/15/20	1.360%	4,210,000	4,208,691
CNH Equipment Trust
Series 2014-C Class A3
11/15/19	1.050%	5,038,642	5,032,867
Series 2015-B Class A3
07/15/20	1.370%	3,114,538	3,111,606
Series 2015-C Class A2A
12/17/18	1.100%	1,364,930	1,364,404
Series 2016-B Class A2A
10/15/19	1.310%	2,122,410	2,118,883
Series 2016-C Class A2
02/18/20	1.260%	5,825,000	5,809,313

CMG Ultra Short Term Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
CMG Ultra Short Term Bond Fund, April 30, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Conn’s Receivables Funding LLC(a)
Series 2016-A Class A
04/16/18	4.680%	38,913	38,951
Series 2016-B Class A
10/15/18	3.730%	2,145,093	2,150,623
Dell Equipment Finance Trust(a)
Series 2015-2 Class A2A
12/22/17	1.420%	228,722	228,753
Series 2016-1 Class A2
09/24/18	1.430%	1,739,433	1,739,287
Discover Card Execution Note Trust
Series 2007-A1 Class A1
03/16/20	5.650%	5,600,000	5,692,204
Series 2014-A5 Class A
04/15/20	1.390%	10,300,000	10,304,133
Drive Auto Receivables Trust(a)
Series 2016-CA Class A2
01/15/19	1.410%	7,194,491	7,191,645
Series 2017-AA Class A2
03/15/19	1.480%	4,050,000	4,048,014
Series 2017-BA Class A2
12/17/18	1.590%	6,150,000	6,151,309
DT Auto Owner Trust(a)
Series 2016-1A Class A
09/16/19	2.000%	699,623	700,012
Series 2016-2A Class A
08/15/19	1.730%	1,653,779	1,653,185
Series 2016-4A Class A
11/15/19	1.440%	3,706,142	3,699,868
Enterprise Fleet Financing LLC(a)
Series 2014-2 Class A2
03/20/20	1.050%	986,889	986,428
Series 2015-1 Class A2
09/20/20	1.300%	5,359,774	5,354,363
Series 2015-2 Class A2
02/22/21	1.590%	3,380,117	3,381,286
Series 2016-2 Class A2
02/22/22	1.740%	3,275,000	3,269,826
Series 2017-1 Class A2
07/20/22	2.130%	3,700,000	3,698,068
Exeter Automobile Receivables Trust(a)
Series 2015-1A Class A
06/17/19	1.600%	148,282	148,274
Series 2015-2A Class A
11/15/19	1.540%	882,723	882,546
Series 2015-3A Class A
03/16/20	2.000%	1,486,236	1,486,974
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-1A Class A
07/15/20	2.350%	1,498,447	1,498,336
Series 2016-3A Class A
11/16/20	1.840%	2,392,496	2,385,720
First Investors Auto Owner Trust(a)
Series 2015-1A Class A3
11/16/20	1.710%	2,154,805	2,155,238
Series 2015-2A Class A1
12/16/19	1.590%	1,897,073	1,897,391
Series 2017-1A Class A1
04/15/21	1.690%	1,936,564	1,933,906
Flagship Credit Auto Trust(a)
Series 2016-3 Class A1
12/15/19	1.610%	5,598,950	5,588,128
Ford Credit Floorplan Master Owner Trust
Series 2015-1 Class A1
01/15/20	1.420%	12,460,000	12,456,998
GM Financial Automobile Leasing Trust
Series 2015-1 Class A3
09/20/18	1.530%	7,719,163	7,723,233
Series 2015-2 Class A3
12/20/18	1.680%	12,455,000	12,471,736
Series 2015-3 Class A3
03/20/19	1.690%	2,800,000	2,803,027
Golden Credit Card Trust(a)
Series 2012-4A Class A
07/15/19	1.390%	9,600,000	9,602,690
Golden Credit Card Trust(a),(b)
Series 2015-3A Class A
07/15/19	1.414%	10,840,000	10,843,375
GreatAmerica Leasing Receivables Funding LLC(a)
Series 2017-1 Class A2
04/22/19	1.720%	3,500,000	3,495,444
Harley-Davidson Motorcycle Trust
Series 2015-2 Class A3
03/16/20	1.300%	9,657,232	9,650,750
Hertz Fleet Lease Funding LP(a),(b)
Series 2014-1 Class A
04/10/28	1.389%	2,427,646	2,427,773
Series 2015-1 Class A
07/10/29	1.428%	5,382,614	5,388,914
Series 2016-1 Class A1
04/10/30	1.958%	5,925,000	5,947,634
Series 2017-1 Class A1
04/10/31	1.641%	6,700,000	6,700,000
Huntington Auto Trust
Series 2016-1 Class A3
11/16/20	1.590%	4,000,000	3,995,966

2	CMG Ultra Short Term Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
CMG Ultra Short Term Bond Fund, April 30, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hyundai Auto Lease Securitization Trust(a)
Series 2017-A Class A2A
07/15/19	1.560%	2,100,000	2,099,785
John Deere Owner Trust
Series 2015-B Class A2
06/15/18	0.980%	379,908	379,813
Navitas Equipment Receivables LLC(a)
Series 2016-1 Class A2
06/15/21	2.200%	11,500,000	11,471,544
New York City Tax Lien Trust(a)
Series 2015-A Class A
11/10/28	1.340%	909,134	904,930
Series 2016-A Class A
11/10/29	1.470%	1,571,318	1,561,707
OneMain Direct Auto Receivables Trust(a)
Series 2016-1A Class A
01/15/21	2.040%	825,560	826,931
Prestige Auto Receivables Trust(a)
Series 2016-1A Class A3
06/15/20	1.990%	3,250,000	3,259,199
Santander Drive Auto Receivables Trust
Series 2016-2 Class A2A
07/15/19	1.380%	1,081,974	1,081,718
Series 2016-3 Class A2
11/15/19	1.340%	2,718,285	2,715,976
SLM Private Education Loan Trust(a),(b)
Series 2013-A Class A1
08/15/22	1.594%	810,940	810,897
Series 2013-B Class A1
07/15/22	1.644%	1,955,248	1,956,145
Series 2014-A Class A1
07/15/22	1.594%	201,286	201,241
SLM Student Loan Trust(a),(b)
Series 2003-12 Class A5
09/15/22	1.411%	1,067,166	1,066,579
Series 2004-8A Class A5
04/25/24	1.656%	8,486,337	8,507,065
SLM Student Loan Trust(b)
Series 2005-3 Class A5
10/25/24	1.246%	10,731,927	10,695,065
Series 2006-1 Class A4
07/25/19	1.246%	1,268,323	1,267,905
SMB Private Education Loan Trust(a),(b)
Series 2015-B Class A1
02/15/23	1.694%	1,106,410	1,106,490
Series 2016-A Class A1
05/15/23	1.694%	1,912,535	1,915,051
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-B Class A1
11/15/23	1.644%	2,194,503	2,198,098
SoFi Professional Loan Program LLC(a)
Series 2016-B Class A2A
03/25/31	1.680%	5,464,896	5,453,306
Series 2016-C Class A2A
05/26/31	1.480%	2,537,226	2,527,474
TCF Auto Receivables Owner Trust(a)
Series 2015-2A Class A2
01/15/19	1.640%	113,400	113,407
Series 2016-1A Class A2
11/15/19	1.390%	6,957,713	6,945,858
Series 2016-PT1A Class A
06/15/22	1.930%	8,142,275	8,148,694
Verizon Owner Trust(a)
Series 2016-1A Class A
01/20/21	1.420%	7,654,000	7,615,935
Series 2016-2A Class A
05/20/21	1.680%	10,210,000	10,194,480
Volvo Financial Equipment LLC(a)
Series 2016-1A Class A2
10/15/18	1.440%	1,338,823	1,338,430
Series 2017-1A Class A2
10/15/19	1.550%	5,000,000	4,998,744
Wells Fargo Dealer Floorplan Master Note Trust(b)
Series 2014-1 Class A
07/20/19	1.373%	5,000,000	5,001,980
Westlake Automobile Receivables Trust(a)
Series 2016-1A Class A2A
01/15/19	1.820%	2,162,515	2,164,451
Series 2016-3A Class A2
10/15/19	1.420%	5,498,770	5,487,496
Series 2017-1A Class A2
04/15/20	1.780%	6,000,000	6,004,412
Wheels SPV 2 LLC(a)
Series 2015-1A Class A2
04/22/24	1.270%	2,072,798	2,068,824
World Omni Automobile Lease Securitization Trust
Series 2015-A Class A2A
05/15/18	1.060%	1,234,091	1,233,493
World Omni Automobile Lease Securitization Trust(b)
Series 2016-A2B Class A2B
02/15/19	1.404%	3,765,194	3,770,263
Total Asset-Backed Securities — Non-Agency (Cost $476,731,870)			476,603,688

CMG Ultra Short Term Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
CMG Ultra Short Term Bond Fund, April 30, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency 3.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A1
05/10/58	1.501%	2,603,997	2,584,263
Commercial Mortgage Pass-Through Certificates
Series 2013-LC6 Class A2
01/10/46	1.906%	4,600,000	4,602,990
Series 2014-CR14 Class A1
02/10/47	1.330%	1,040,428	1,039,179
Commercial Mortgage Trust
Series 2013-CR10 Class A1
08/10/46	1.278%	1,248,125	1,245,316
Series 2013-CR6 Class A2
03/10/46	2.122%	5,785,000	5,805,631
Series 2013-LC6 Class A1
01/10/46	0.724%	111,232	111,191
Series 2014-CR19 Class A1
08/10/47	1.415%	5,195,626	5,178,111
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19 Class A1
04/15/47	1.266%	1,577,908	1,575,962
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-LC9 Class A2
12/15/47	1.677%	6,891,305	6,894,232
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 Class A1
08/15/47	1.551%	928,156	926,671
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3 Class A2
08/10/49	1.852%	15,574,108	15,580,842
Series 2012-C4 Class A2
12/10/45	1.712%	9,177,436	9,181,220
Series 2013-C5 Class A1
03/10/46	0.779%	803,782	801,435
WF-RBS Commercial Mortgage Trust
Series 2014-C20 Class A1
05/15/47	1.283%	4,738,791	4,722,078
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $60,326,349)			60,249,121

Corporate Bonds & Notes 51.4%

Aerospace & Defense 1.0%
Lockheed Martin Corp.
11/23/18	1.850%	10,000,000	10,026,500
Northrop Grumman Corp.
06/01/18	1.750%	8,000,000	8,015,712
Total			18,042,212
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 1.4%
Daimler Finance North America LLC(a),(b)
08/01/17	1.374%	5,000,000	5,003,160
Ford Motor Credit Co. LLC
10/05/18	2.551%	10,000,000	10,067,740
Toyota Motor Credit Corp.
01/12/18	1.450%	10,000,000	10,014,790
Total			25,085,690
Banking 15.9%
American Express Credit Corp.(b)
03/18/19	1.702%	11,000,000	11,056,991
Australia & New Zealand Banking Group Ltd.(a),(b)
09/23/19	1.816%	9,500,000	9,557,114
Bank of America Corp.(b)
04/01/19	2.018%	15,000,000	15,124,770
Bank of Montreal(b)
12/12/19	1.720%	10,000,000	10,063,110
Bank of New York Mellon Corp. (The)(b)
03/06/18	1.540%	3,310,000	3,320,456
05/22/18	1.430%	6,000,000	6,017,238
Bank of Nova Scotia (The)(b)
12/05/19	1.720%	10,000,000	10,060,130
Barclays Bank PLC
02/20/19	2.500%	7,000,000	7,054,299
BB&T Corp.(b)
02/01/19	1.694%	10,000,000	10,068,540
Capital One NA(b)
02/05/18	1.714%	8,750,000	8,772,724
Citigroup Inc.(b)
01/10/20	1.789%	14,000,000	14,061,768
Commonwealth Bank of Australia
09/18/17	1.900%	1,500,000	1,502,792
03/12/18	1.625%	8,500,000	8,513,107
Credit Suisse AG
04/27/18	1.700%	6,000,000	5,998,320
Discover Bank
02/21/18	2.000%	7,000,000	7,011,088
Fifth Third Bank
02/28/18	1.450%	10,000,000	9,991,120
Goldman Sachs Group, Inc. (The)(b)
11/15/18	2.139%	13,000,000	13,150,202
HSBC USA, Inc.
08/07/18	2.000%	11,000,000	11,021,714
Huntington National Bank (The)
06/30/18	2.000%	8,000,000	8,022,176

4	CMG Ultra Short Term Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
CMG Ultra Short Term Bond Fund, April 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ING Bank NV(a),(b)
03/22/19	2.286%	7,050,000	7,138,513
JPMorgan Chase & Co.(b)
03/22/19	1.996%	16,000,000	16,161,424
KeyBank NA
02/01/18	1.650%	8,000,000	8,005,832
Lloyds Bank PLC
11/27/18	2.300%	7,000,000	7,044,891
Manufacturers & Traders Trust Co.
07/25/17	1.400%	7,752,000	7,752,147
Morgan Stanley(b)
01/24/19	2.003%	12,000,000	12,099,636
PNC Bank NA(b)
12/07/18	1.351%	10,400,000	10,441,059
Royal Bank of Canada(b)
04/15/19	1.868%	10,000,000	10,096,760
State Street Corp.
05/15/18	1.350%	3,713,000	3,709,733
Toronto-Dominion Bank (The)(b)
07/23/18	1.693%	7,500,000	7,536,555
01/22/19	1.993%	3,474,000	3,508,983
Wells Fargo & Co.(b)
07/22/20	2.033%	12,500,000	12,655,512
Westpac Banking Corp.(b)
03/06/20	1.530%	6,305,000	6,308,770
Total			282,827,474
Cable and Satellite 0.9%
British Sky Broadcasting Group PLC(a)
02/15/18	6.100%	6,170,000	6,373,937
Comcast Corp.
05/15/18	5.700%	10,000,000	10,426,040
Total			16,799,977
Chemicals 0.6%
LyondellBasell Industries NV
04/15/19	5.000%	4,710,000	4,947,431
Rohm & Haas Co.
09/15/17	6.000%	4,951,000	5,030,602
Total			9,978,033
Construction Machinery 1.1%
Caterpillar Financial Services(b)
01/10/20	1.503%	10,000,000	10,043,980
John Deere Capital Corp.(b)
10/15/18	1.275%	10,000,000	10,018,680
Total			20,062,660
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 1.4%
General Electric Capital Corp.(b)
01/14/19	1.668%	2,479,000	2,495,163
01/09/20	1.775%	10,473,000	10,591,638
Honeywell International, Inc.(b)
10/30/19	1.319%	1,875,000	1,884,900
United Technologies Corp.(b)
11/01/19	1.384%	10,000,000	10,066,260
Total			25,037,961
Electric 2.7%
Berkshire Hathaway Energy Co.
05/15/17	1.100%	5,000,000	4,999,232
Exelon Corp.
06/09/17	1.550%	5,000,000	5,000,891
National Rural Utilities Cooperative Finance Corp.
02/01/18	5.450%	2,000,000	2,060,578
NextEra Energy Capital Holdings, Inc.
06/01/17	1.586%	5,000,000	5,000,741
Pacific Gas & Electric Co.(b)
11/30/17	1.254%	7,000,000	7,004,032
Southern California Edison Co.
11/01/17	1.250%	2,000,000	1,998,020
Southern Co. (The)
08/15/17	1.300%	7,250,000	7,244,331
Virginia Electric & Power Co.
04/30/18	5.400%	8,000,000	8,298,720
WEC Energy Group, Inc.
06/15/18	1.650%	6,807,000	6,804,550
Total			48,411,095
Food and Beverage 2.2%
Anheuser-Busch InBev Finance, Inc.(b)
02/01/19	1.434%	5,052,000	5,068,646
Diageo Capital PLC
04/29/18	1.125%	7,000,000	6,977,880
General Mills, Inc.
10/20/17	1.400%	5,377,000	5,381,829
Kraft Heinz Foods Co.
06/30/17	1.600%	7,000,000	7,001,197
Molson Coors Brewing Co.(a)
03/15/19	1.900%	7,245,000	7,240,580
PepsiCo, Inc.(b),(c)
05/02/19	1.210%	7,000,000	6,999,930
Total			38,670,062

CMG Ultra Short Term Bond Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
CMG Ultra Short Term Bond Fund, April 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 2.2%
Becton Dickinson and Co.
12/15/17	1.800%	7,700,000	7,695,003
Cardinal Health, Inc.
06/15/18	1.950%	5,630,000	5,642,240
Express Scripts Holding Co.
06/02/17	1.250%	7,690,000	7,688,279
Medtronic, Inc.(b)
03/15/20	1.931%	10,000,000	10,180,980
Thermo Fisher Scientific, Inc.
02/01/19	2.400%	7,500,000	7,558,507
Total			38,765,009
Healthcare Insurance 1.3%
Aetna, Inc.(b)
12/08/17	1.756%	8,000,000	8,027,056
Anthem, Inc.
01/15/18	1.875%	5,720,000	5,724,822
UnitedHealth Group, Inc.
07/16/18	1.900%	10,000,000	10,043,850
Total			23,795,728
Independent Energy 0.2%
Canadian Natural Resources Ltd.
01/15/18	1.750%	4,510,000	4,509,112
Integrated Energy 1.6%
BP Capital Markets PLC(b)
08/14/18	1.386%	10,000,000	10,022,190
Chevron Corp.(b)
03/03/20	1.303%	5,640,000	5,650,073
Petro-Canada
05/15/18	6.050%	3,274,000	3,414,458
Total Capital S.A.
08/10/18	2.125%	9,082,000	9,154,393
Total			28,241,114
Life Insurance 3.0%
American International Group, Inc.
05/18/17	5.450%	7,000,000	7,013,256
MetLife Global Funding I(a),(b)
12/19/18	1.423%	10,000,000	10,030,380
New York Life Global Funding(a)
04/27/18	1.300%	10,000,000	9,985,200
Pricoa Global Funding I(a)
09/21/18	1.900%	10,000,000	10,014,580
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Principal Life Global Funding II(a)
09/11/17	1.500%	10,000,000	10,004,560
Voya Financial, Inc.(b)
02/15/18	2.900%	6,000,000	6,051,012
Total			53,098,988
Media and Entertainment 0.9%
21st Century Fox America, Inc.
05/18/18	7.250%	7,925,000	8,368,911
Thomson Reuters Corp.
09/29/17	1.650%	7,000,000	7,003,850
Total			15,372,761
Midstream 1.3%
Columbia Pipeline Group, Inc.
06/01/18	2.450%	5,000,000	5,024,780
Enterprise Products Operating LLC
05/07/18	1.650%	6,370,000	6,363,375
Kinder Morgan Finance Co. LLC(a)
01/15/18	6.000%	6,000,000	6,169,038
TransCanada PipeLines Ltd.(b)
01/12/18	1.946%	5,000,000	5,029,500
Total			22,586,693
Natural Gas 0.9%
NiSource Finance Corp.
03/15/18	6.400%	7,000,000	7,273,945
Sempra Energy
06/15/18	6.150%	8,000,000	8,379,784
Total			15,653,729
Office REIT 0.4%
Boston Properties LP
11/15/18	3.700%	7,000,000	7,167,223
Pharmaceuticals 2.7%
AbbVie, Inc.
05/14/18	1.800%	7,000,000	7,009,870
Actavis Funding SCS(b)
03/12/18	2.200%	5,000,000	5,031,370
Amgen, Inc.
05/15/17	2.125%	7,000,000	7,002,247
Baxalta, Inc.(b)
06/22/18	1.936%	850,000	853,852
Baxalta, Inc.
06/22/18	2.000%	5,000,000	5,009,315
Gilead Sciences, Inc.
09/04/18	1.850%	8,500,000	8,524,565

6	CMG Ultra Short Term Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
CMG Ultra Short Term Bond Fund, April 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Merck & Co., Inc.(b)
05/18/18	1.412%	5,000,000	5,017,500
Roche Holdings, Inc.(a)
09/29/17	1.350%	9,000,000	9,002,646
Total			47,451,365
Property & Casualty 1.5%
Berkshire Hathaway Finance Corp.(b)
01/11/19	1.268%	12,000,000	12,030,576
Chubb Corp. (The)
05/15/18	5.750%	6,843,000	7,137,454
Hartford Financial Services Group, Inc. (The)
01/15/19	6.000%	5,875,000	6,256,857
Travelers Companies, Inc. (The)
05/15/18	5.800%	1,720,000	1,793,238
Total			27,218,125
Railroads 0.6%
Canadian National Railway Co.(b)
11/14/17	1.206%	5,528,000	5,530,537
Union Pacific Corp.
11/15/17	5.750%	4,430,000	4,531,664
Total			10,062,201
Refining 0.0%
Marathon Petroleum Corp.
12/14/18	2.700%	1,032,000	1,043,276
Retail REIT 0.6%
Simon Property Group L.P.(a)
02/01/18	1.500%	10,000,000	9,988,900
Retailers 1.8%
CVS Health Corp.
07/20/18	1.900%	8,600,000	8,620,477
Lowes Companies, Inc.(b)
09/14/18	1.721%	9,000,000	9,069,804
Target Corp.
05/01/17	5.375%	4,831,000	4,832,665
Wal-Mart Stores, Inc.
02/15/18	5.800%	9,859,000	10,202,488
Total			32,725,434
Technology 2.0%
Apple, Inc.(b)
08/02/19	1.174%	10,000,000	10,013,270
Cisco Systems, Inc.(b)
03/01/19	1.555%	8,000,000	8,070,928
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
International Business Machines Corp.
09/14/17	5.700%	7,000,000	7,116,718
Oracle Corp.(b)
01/15/19	1.738%	10,000,000	10,094,870
Total			35,295,786
Transportation Services 0.3%
ERAC U.S.A. Finance LLC(a)
10/15/17	6.375%	5,100,000	5,203,147
Wireless 0.4%
Rogers Communications, Inc.
08/15/18	6.800%	7,000,000	7,444,213
Wirelines 2.5%
AT&T, Inc.
01/15/18	1.750%	14,000,000	14,014,644
Deutsche Telekom International Finance BV
08/20/18	6.750%	8,000,000	8,504,632
Orange SA
02/06/19	2.750%	8,000,000	8,096,376
Verizon Communications, Inc.(b)
06/17/19	1.918%	14,000,000	14,111,720
Total			44,727,372
Total Corporate Bonds & Notes (Cost $914,226,766)			915,265,340

Foreign Government Obligations 1.1%

Canada 1.1%
Province of Ontario
12/15/17	3.150%	10,000,000	10,114,520
Province of Quebec
05/14/18	4.625%	10,000,000	10,327,300
Total			20,441,820
Total Foreign Government Obligations (Cost $20,479,462)			20,441,820

CMG Ultra Short Term Bond Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
CMG Ultra Short Term Bond Fund, April 30, 2017 (Unaudited)
Municipal Short Term 0.3%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Higher Education 0.3%
University of California(b)
Revenue Bonds
Taxable Series 2011Y-1
07/01/41	1.480%	5,000,000	4,999,400
Total Municipal Short Term (Cost $5,000,000)			4,999,400

Residential Mortgage-Backed Securities - Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
02/01/36	2.923%	164,405	174,400
Federal National Mortgage Association(b)
03/01/34	3.755%	135,010	137,978
Total Residential Mortgage-Backed Securities - Agency (Cost $298,257)			312,378

Residential Mortgage-Backed Securities - Non-Agency 1.0%

COLT Mortgage Loan Trust(a),(b)
CMO Series 2016-2 Class A1
09/25/46	2.750%	3,513,285	3,535,778
Mill City Mortgage Trust(a)
Series 2015-2 Class A1
09/25/57	3.000%	4,199,141	4,216,562
Mortgage Repurchase Agreement Financing Trust(a),(b)
CMO Series 2016-3 Class A1
11/10/18	1.989%	9,500,000	9,500,402
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $17,246,772)			17,252,742

Treasury Bills 2.9%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 2.9%
U.S. Treasury Bills
08/03/17	0.770%	51,625,000	51,519,530
Total			51,519,530
Total Treasury Bills (Cost $51,539,165)			51,519,530

U.S. Government & Agency Obligations 7.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks(b)
02/21/20	1.041%	72,050,000	72,082,783
Federal Home Loan Mortgage Corp.
07/14/17	0.750%	53,100,000	53,089,858
Total U.S. Government & Agency Obligations (Cost $125,152,919)			125,172,641

U.S. Treasury Obligations 3.1%

U.S. Treasury
06/15/17	0.875%	55,695,000	55,701,849
Total U.S. Treasury Obligations (Cost $55,716,508)			55,701,849

Money Market Funds 3.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.869%(d),(e)	66,494,314	66,494,314
Total Money Market Funds (Cost $66,490,582)		66,494,314
Total Investments (Cost: $1,793,208,650)		1,794,012,823
Other Assets & Liabilities, Net		(12,685,023)
Net Assets		1,781,327,800

8	CMG Ultra Short Term Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
CMG Ultra Short Term Bond Fund, April 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2017, the value of these securities amounted to $394,345,528 which represents 22.14% of net assets.
(b)	Variable rate security.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at April 30, 2017.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.869%	100,312,375	1,185,842,362	(1,219,660,423)	66,494,314	(182)	348,441	66,494,315
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At April 30, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,793,209,000	1,847,000	(1,043,000)	804,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
CMG Ultra Short Term Bond Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
CMG Ultra Short Term Bond Fund, April 30, 2017 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	476,603,688	—	—	476,603,688
Commercial Mortgage-Backed Securities - Non-Agency	—	60,249,121	—	—	60,249,121
Corporate Bonds & Notes	—	915,265,340	—	—	915,265,340
Foreign Government Obligations	—	20,441,820	—	—	20,441,820
Municipal Short Term	—	4,999,400	—	—	4,999,400
Residential Mortgage-Backed Securities - Agency	—	312,378	—	—	312,378
Residential Mortgage-Backed Securities - Non-Agency	—	17,252,742	—	—	17,252,742
Treasury Bills	51,519,530	—	—	—	51,519,530
U.S. Government & Agency Obligations	—	125,172,641	—	—	125,172,641
U.S. Treasury Obligations	55,701,849	—	—	—	55,701,849
Money Market Funds	—	—	—	66,494,314	66,494,314
Total Investments	107,221,379	1,620,297,130	—	66,494,314	1,794,012,823
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table(s) shows transfers between Levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
2,799,631	—	—	2,799,631
10	CMG Ultra Short Term Bond Fund | Quarterly Report 2017

Portfolio of Investments
Columbia U.S. Social Bond Fund, April 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Corporate Bonds & Notes 8.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 8.9%
Apple, Inc.
Green Bond
02/23/23	2.850%	250,000	253,930
AT&T, Inc.
06/30/22	3.000%	250,000	250,066
ConAgra Foods, Inc.
01/25/23	3.200%	196,000	198,569
CSX Corp.
06/01/21	4.250%	250,000	267,410
CVS Health Corp.
06/01/21	2.125%	250,000	246,690
Five Corners Funding Trust(a)
11/15/23	4.419%	250,000	268,678
Local Initiatives Support Corp.
03/01/37	4.649%	400,000	398,581
NextEra Energy Capital Holdings, Inc.
06/01/17	1.586%	250,000	250,037
Scripps Networks Interactive, Inc.
06/15/20	2.800%	500,000	505,406
Sysco Corp.
07/15/21	2.500%	250,000	250,550
Time Warner, Inc.
03/15/20	4.875%	250,000	268,128
Verizon Communications, Inc.
11/01/22	2.450%	250,000	244,341
Total			3,402,386
Total Corporate Bonds & Notes (Cost $3,365,693)			3,402,386

Floating Rate Notes 5.6%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Massachusetts 2.6%
Massachusetts Health & Educational Facilities Authority(b)
Revenue Bonds
Baystate Medical Center Series 2012G
07/01/26	0.850%	500,000	500,000
Childrens Hospital Series 2013-N4
10/01/49	0.880%	500,000	500,000
Total			1,000,000
Floating Rate Notes (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
New Hampshire 0.4%
New Hampshire Health & Education Facilities Authority(b),(c)
Revenue Bonds
University System of New Hampshire VRDN Series 2005-A1 (State Street)
07/01/35	0.880%	150,000	150,000
New York 1.3%
New York City Water & Sewer System(b),(c)
Revenue Bonds
VRDN Series 2010 (U.S. Bank)
06/15/43	0.870%	250,000	250,000
State of New York Mortgage Agency(b),(c)
Revenue Bonds
VRDN Series 2006-139 (JPMorgan Chase Bank) AMT
10/01/37	0.940%	240,000	240,000
Total			490,000
Pennsylvania 1.3%
Hospitals & Higher Education Facilities Authority of Philadelphia (The)(b)
Revenue Bonds
Childrens Hospital VRDN Series 2012
07/01/41	0.860%	500,000	500,000
Total Floating Rate Notes (Cost $2,140,000)			2,140,000

Municipal Bonds 82.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 4.5%
Alabama Special Care Facilities Financing Authority
Refunding Revenue Bonds
Children’s Hospital of Alabama Series 2015
06/01/27	5.000%	250,000	293,542
Butler County Board of Education
Refunding Revenue Bonds
Series 2015 (AGM)
07/01/26	5.000%	250,000	288,768
Calhoun County Board of Education
Special Tax Bonds
School Warrants Series 2016 (BAM)
02/01/29	5.000%	250,000	287,088
Tuscaloosa City Board of Education
Revenue Bonds
Series 2016
08/01/30	5.000%	200,000	235,094

Columbia U.S. Social Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of South Alabama
Refunding Revenue Bonds
Series 2016 (AGM)
11/01/33	5.000%	300,000	342,909
Water Works Board of the City of Birmingham (The)
Refunding Revenue Bonds
Subordinated Series 2016B
01/01/30	5.000%	250,000	294,697
Total			1,742,098
Arizona 2.3%
Industrial Development Authority of the County of Pima (The)(a)
Refunding Revenue Bonds
American Leadership Academy Series 2015
06/15/35	5.375%	250,000	248,838
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Series 2016
02/15/36	5.000%	100,000	105,677
Charter School Solutions - Harmony Public Series 2016
02/15/46	5.000%	210,000	216,159
Pinal County Union High School District No. 82 Casa Grande
Unlimited General Obligation Refunding Bonds
Series 2015 (AGM)
07/01/26	5.000%	250,000	293,827
Total			864,501
California 9.2%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Salvation Army Western Territory (The) Series 2016
09/01/30	4.000%	250,000	265,753
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers Series 2017A
02/01/37	5.000%	300,000	332,463
Harbor Regional Center Project Series 2015
11/01/24	5.000%	250,000	292,942
California School Finance Authority(a)
Refunding Revenue Bonds
Aspire Public Schools Series 2016
08/01/36	5.000%	250,000	264,178
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Green Dot Public School Project Series 2015A
08/01/25	4.000%	250,000	260,710
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System West Series 2015
03/01/25	5.000%	250,000	298,842
Jurupa Unified School District
Unlimited General Obligation Bonds
Series 2015A
08/01/23	5.000%	225,000	269,381
Monterey Regional Waste Management Authority(d)
Revenue Bonds
Series 2015B AMT
04/01/21	4.000%	250,000	271,643
Pajaro Valley Water Management Agency
Refunding Revenue Bonds
Series 2015 (AGM)
03/01/22	5.000%	250,000	288,485
San Francisco City & County Redevelopment Agency
Refunding Tax Allocation Bonds
Mission Bay Housing Project Subordinated Series 2017 (AGM)
08/01/25	3.250%	300,000	302,211
Tuolumne Wind Project Authority
Refunding Revenue Bonds
Tuolumne Wind Project Series 2016A
01/01/29	5.000%	300,000	361,230
West Kern Community College District
Unlimited General Obligation Refunding Bonds
Series 2015A (AGM)
11/01/24	5.000%	250,000	300,145
Total			3,507,983
Colorado 0.8%
Colorado Health Facilities Authority
Refunding Revenue Bonds
Parkview Medical Center Series 2015B
09/01/26	5.000%	250,000	289,578
Connecticut 0.7%
State of Connecticut Clean Water Fund-State Revolving Fund
Revenue Bonds
Green Bonds Series 2015A
03/01/19	5.000%	250,000	268,648

2	Columbia U.S. Social Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
District of Columbia 1.4%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital Series 2015
07/15/23	5.000%	250,000	294,577
Friendship Public Charter School Series 2016
06/01/41	5.000%	250,000	258,478
Total			553,055
Florida 3.3%
City of Tallahassee
Revenue Bonds
Tallahassee Memorial Healthcare, Inc. Project Series 2016
12/01/55	5.000%	250,000	264,287
Florida Development Finance Corp.(a)
Revenue Bonds
Renaissance Charter School Inc. Projects Series 2015
06/15/25	5.000%	150,000	151,388
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Childrens Hospital Series 2017
08/01/37	5.000%	500,000	559,115
School District of Broward County
Refunding Certificate of Participation
Series 2016A
07/01/32	5.000%	250,000	288,315
Total			1,263,105
Georgia 2.0%
Cedartown Polk County Hospital Authority
Revenue Bonds
RAC Series 2016
07/01/39	5.000%	250,000	268,035
Georgia Housing & Finance Authority(d)
Refunding Revenue Bonds
Series 2015A-2 AMT
06/01/20	2.000%	500,000	505,575
Total			773,610
Guam 0.7%
Guam Government Waterworks Authority(e)
Refunding Revenue Bonds
Series 2014A
07/01/35	5.000%	150,000	161,301
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2016
07/01/36	5.000%	100,000	106,740
Total			268,041
Idaho 1.3%
Idaho Health Facilities Authority
Refunding Revenue Bonds
Madison Memorial Hospital Series 2016
09/01/28	5.000%	250,000	272,060
Idaho Housing & Finance Association
Revenue Bonds
Series 2015A-1
07/01/25	3.200%	230,000	240,205
Total			512,265
Illinois 6.2%
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/32	5.000%	300,000	331,041
Chicago Transit Authority
Refunding Revenue Bonds
Series 2015
06/01/21	5.000%	250,000	276,432
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien Series 2001 (AMBAC)
11/01/30	5.750%	585,000	679,735
Cook County Community High School District No. 212 Leyden
Revenue Bonds
Series 2016C (BAM)
12/01/34	5.000%	250,000	276,735
Illinois Housing Development Authority
Revenue Bonds
Series 2016A
10/01/36	3.450%	250,000	246,508
Metropolitan Water Reclamation District of Greater Chicago
Unlimited General Obligation Bonds
Green Bond Series 2016E
12/01/35	5.000%	500,000	560,645
Total			2,371,096
Indiana 2.2%
Indiana Finance Authority
Taxable Revenue Bonds
Series 2016A
07/01/27	2.816%	250,000	242,985

Columbia U.S. Social Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ivy Tech Community College of Indiana
Refunding Revenue Bonds
Student Fee Series 2015T
07/01/24	5.000%	250,000	297,045
Northern Indiana Commuter Transportation District
Revenue Bonds
Series 2016
07/01/32	5.000%	250,000	285,097
Total			825,127
Kentucky 0.7%
Kentucky Housing Corp.
Taxable Refunding Revenue Bonds
Series 2016A
07/01/31	3.499%	250,000	252,100
Louisiana 1.1%
Louisiana Local Government Environmental Facilities & Community Development Authority
Refunding Revenue Bonds
Ragin’ Cajun Facilities, Inc. Series 2017 (AGM)
10/01/39	5.000%	300,000	333,198
Louisiana Public Facilities Authority(a),(d)
Revenue Bonds
Louisiana Pellets, Inc. Project Series 2015 AMT
07/01/24	7.000%	250,000	92,955
Total			426,153
Maine 0.6%
Maine State Housing Authority
Revenue Bonds
Series 2016A
11/15/35	3.300%	250,000	239,585
Maryland 4.4%
Howard County Housing Commission
Revenue Bonds
Woodfield Oxford Square Apartments Series 2017
12/01/37	5.000%	300,000	335,583
Maryland Economic Development Corp.
Revenue Bonds
Purple Line Light Rail Project Series 2016 AMT
03/31/36	5.000%	250,000	273,983
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue Series 2015
07/01/23	5.000%	250,000	290,757
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
The John Hopkins Health System Series 2015
05/15/19	5.000%	250,000	269,805
Revenue Bonds
Medlantic/Helix Issue Series 1998A (AGM)
08/15/38	5.250%	425,000	510,812
Total			1,680,940
Massachusetts 3.0%
Marthas Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds Series 2017 (BAM)
05/01/36	5.000%	300,000	344,823
Massachusetts Development Finance Agency
Refunding Revenue Bonds
South Shore Hospital Series 2016I
07/01/31	5.000%	250,000	284,032
Revenue Bonds
Green Bonds - Boston Medical Center Series 2015
07/01/44	5.000%	250,000	264,413
Massachusetts Housing Finance Agency
Refunding Revenue Bonds
Series 2016-181
12/01/36	3.600%	250,000	248,255
Total			1,141,523
Michigan 1.5%
Michigan Finance Authority
Revenue Bonds
Local Government Loan Program - Great Lakes Water Authority Series 2015
07/01/32	5.000%	250,000	274,770
Local Government Loan Program-Great Lakes Series 2015 (BAM)
07/01/33	5.000%	250,000	284,253
Total			559,023
Minnesota 2.3%
Dakota County Community Development Agency
Refunding Revenue Bonds
Series 2015B
01/01/21	5.000%	250,000	283,952
Revenue Bonds
Sanctuary at West St. Paul Project Series 2015
08/01/30	5.750%	100,000	100,019

4	Columbia U.S. Social Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program Series 2015
07/01/24	4.000%	250,000	247,682
St. Cloud Housing & Redevelopment Authority
Taxable Revenue Bonds
Sanctuary St. Cloud Project Series 2016
08/01/36	6.000%	250,000	239,523
Total			871,176
Mississippi 2.3%
Biloxi Public School District
Revenue Bonds
Trust Certificates Series 2016 (BAM)
04/01/29	5.000%	250,000	290,862
City of Gulfport
Unlimited General Obligation Refunding Bonds
Water & Sewer Series 2015
07/01/21	5.000%	250,000	283,540
Mississippi Development Bank
Revenue Bonds
Mississippi Gulf Coast Community College District Series 2016F
12/01/32	4.000%	300,000	313,620
Total			888,022
Missouri 1.1%
Missouri Housing Development Commission
Revenue Bonds
1st Place Homeownership Loan Project Series 2015
11/01/27	3.250%	215,000	220,831
St. Louis County Industrial Development Authority
Improvement Refunding Revenue Bonds
Ranken-Jordan Project Series 2016
11/15/28	5.000%	200,000	210,214
Total			431,045
Nebraska 0.7%
Nebraska Investment Finance Authority
Single Family Housing Revenue Bonds
Series 2015 (GNMA / FNMA)
09/01/30	3.450%	250,000	255,478
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nevada 0.7%
Las Vegas Valley Water District
Limited General Obligation Refunding Bonds
Water Improvement Series 2016A
06/01/41	5.000%	250,000	282,930
New Jersey 0.8%
New Jersey Housing & Mortgage Finance Agency(d),(f)
Refunding Revenue Bonds
Series 2017D AMT
11/01/32	3.900%	300,000	301,812
New Mexico 0.7%
New Mexico Hospital Equipment Loan Council
Revenue Bonds
Presbyterian Healthcare Services Series 2015
08/01/21	5.000%	250,000	285,420
New York 9.2%
Build NYC Resource Corp.
Revenue Bonds
Series 2015
07/01/28	5.000%	250,000	287,762
Housing Development Corp.
Refunding Revenue Bonds
Sustainable Neighborhood Series 2015S
05/01/26	3.400%	500,000	535,535
Revenue Bonds
Sustainable Neighborhood Bonds Series 2016
11/01/31	3.600%	300,000	308,832
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2015D-1
11/15/26	5.000%	250,000	299,772
Revenue Bonds
Green Bonds Series 2016A-1
11/15/33	5.000%	250,000	287,645
New York City Water & Sewer System
Refunding Revenue Bonds
Series 2017EE
06/15/37	5.000%	300,000	346,680
New York State Housing Finance Agency
Revenue Bonds
Green Bond - Affordable Housing Series 2017 (GNMA)
11/01/42	4.000%	300,000	303,624

Columbia U.S. Social Bond Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Niagara Falls Public Water Authority
Refunding Revenue Bonds
Series 2016A
07/15/27	5.000%	300,000	355,884
Onondaga Civic Development Corp.
Refunding Revenue Bonds
Community College Housing Bonds Series 2015
10/01/23	5.000%	250,000	283,310
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2016-196 AMT
10/01/35	3.650%	250,000	242,475
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center Series 2016
11/01/34	5.000%	250,000	271,068
Total			3,522,587
North Dakota 1.0%
North Dakota Housing Finance Agency(f)
Revenue Bonds
Housing Finance Program-Home Mortgage Financing Series 2017
07/01/34	3.700%	365,000	367,073
Ohio 3.2%
American Municipal Power, Inc.
Green Revenue Bonds
Meldahl Hydroelectric Project Series 2016
02/15/27	5.000%	250,000	294,802
City of Akron
Refunding Revenue Bonds
Community Learning Centers Series 2016
12/01/29	5.000%	300,000	353,673
City of Cleveland Water Pollution Control
Revenue Bonds
Green Bonds Series 2016
11/15/41	5.000%	250,000	279,450
Columbus City School District
Unlimited General Obligation Refunding Bonds
School Facilities Construction & Improvement Series 2016
12/01/32	5.000%	250,000	293,215
Total			1,221,140
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania 4.4%
Capital Region Water
Refunding Revenue Bonds
Series 2016A (BAM)
07/15/29	5.000%	250,000	288,945
City of Philadelphia Water & Wastewater
Refunding Revenue Bonds
Series 2016
10/01/28	5.000%	300,000	364,638
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network Series 2015
01/15/22	5.000%	250,000	277,322
Pennsylvania Turnpike Commission
Refunding Subordinated Revenue Bonds
Mass Transit Projects Series 2016A-1
12/01/41	5.000%	200,000	217,292
Redevelopment Authority of the City of Philadelphia
Refunding Revenue Bonds
Series 2015A
04/15/28	5.000%	250,000	283,207
Scranton School District
Limited General Obligation Refunding Bonds
Series 2017D (NPFGC)
06/01/37	4.250%	250,000	255,143
Total			1,686,547
Rhode Island 1.6%
Rhode Island Health & Educational Building Corp.
Refunding Revenue Bonds
Series 2017A (AGM)
05/15/28	5.000%	300,000	349,665
Rhode Island Housing & Mortgage Finance Corp.(d)
Refunding Revenue Bonds
Homeownership Opportunity Series 2015 AMT
10/01/25	3.550%	250,000	258,140
Total			607,805
South Carolina 0.7%
SCAGO Educational Facilities Corp. for Colleton School District
Refunding Revenue Bonds
Series 2015
12/01/20	5.000%	250,000	277,683
Tennessee 0.6%
Tennessee Housing Development Agency
Revenue Bonds
Series 2015-1C
01/01/22	2.450%	235,000	241,178

6	Columbia U.S. Social Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas 4.3%
Arlington Higher Education Finance Corp.
Revenue Bonds
Harmony Public Schools Series 2016A
02/15/31	5.000%	250,000	288,817
Austin Community College District Public Facility Corp.
Refunding Revenue Bonds
Series 2015
08/01/19	5.000%	250,000	270,020
Harris County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Hospital Series 2015
10/01/21	5.000%	250,000	286,685
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park Series 2016
07/01/46	5.000%	250,000	263,525
San Antonio Independent School District
Unlimited General Obligation Refunding Bonds
Series 2015 (Permenant School Fund Guarantee)
02/15/22	5.000%	250,000	291,360
Texas State Technical College
Refunding Revenue Bonds
Improvements Series 2016 (AGM)
10/15/30	4.000%	250,000	264,003
Total			1,664,410
Washington 2.1%
Energy Northwest
Wind Project Refunding Revenue Bonds
Series 2015
07/01/29	4.000%	250,000	262,903
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/35	6.000%	200,000	193,108
Washington Health Care Facilities Authority
Revenue Bonds
Seattle Childrens Hospital Series 2017
10/01/47	5.000%	300,000	337,278
Total			793,289
Wisconsin 1.3%
Milwaukee Redevelopment Authority
Revenue Bonds
Milwaukee Public Schools Series 2016A
11/15/26	5.000%	220,000	257,536
Public Finance Authority
Revenue Bonds
FFAH NC & MO Portfolio Series 2015
12/01/35	4.750%	250,000	253,158
Total			510,694
Total Municipal Bonds (Cost $31,824,061)			31,746,720

Total Investments (Cost $37,329,754)	37,289,106
Other Assets & Liabilities, Net	996,094
Net Assets	$38,285,200

At April 30, 2017, securities and/or cash totaling $59,750 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at April 30, 2017
Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Long Bond	(6)	USD	(917,813)	06/2017	—	(14,498)
U.S. Treasury 10-Year Note	(9)	USD	(1,131,469)	06/2017	—	(580)
U.S. Treasury 10-Year Note	(14)	USD	(1,760,062)	06/2017	—	(16,874)
Total			(3,809,344)		—	(31,952)
Columbia U.S. Social Bond Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2017, the value of these securities amounted to $1,286,747 or 3.36% of net assets.
(b)	Variable rate security.
(c)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2017, the value of these securities amounted to $268,041 or 0.70% of net assets.
(f)	Represents a security purchased on a when-issued basis.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At April 30, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
37,330,000	496,000	(537,000)	(41,000)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
8	Columbia U.S. Social Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2017 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	3,402,386	—	3,402,386
Floating Rate Notes	—	2,140,000	—	2,140,000
Municipal Bonds	—	31,746,720	—	31,746,720
Total Investments	—	37,289,106	—	37,289,106
Derivatives
Liability
Futures Contracts	(31,952)	—	—	(31,952)
Total	(31,952)	37,289,106	—	37,257,154
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia U.S. Social Bond Fund | Quarterly Report 2017	9

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 21, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	June 21, 2017